As filed with the Securities and Exchange Commission on December 5, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
 (Exact name of registrant as specified in charter)

601 Union Street, Suite 2801, Seattle, WA 98101
(Address of principal executive offices) (Zip code)

John W. O’Halloran
601 Union Street, Suite 2801, Seattle, WA 98101
(Name and address of agent for service)

(800) 248-6314
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2008

Item 1. Reports to Stockholders.

RAINIER

RAINIER FUNDS *September 30, 2008*

Semiannual Report

INCLUDES UNAUDITED FINANCIAL STATEMENTS

Large Cap Equity Portfolio

Mid Cap Equity Portfolio

Small/Mid Cap Equity Portfolio

Balanced Portfolio

Intermediate Fixed Income Portfolio

RAINIER FUNDS   September 30, 2008

Table of Contents

LETTER TO SHAREHOLDERS	3
COMMENTS FROM INVESTMENT ADVISOR	4
PORTFOLIO INVESTMENT RETURNS
Large Cap Equity Portfolio	6
Mid Cap Equity Portfolio	7
Small/Mid Cap Equity Portfolio	8
Balanced Portfolio	9
Intermediate Fixed Income Portfolio	10
FUND EXPENSES	12
SCHEDULES OF INVESTMENTS
Large Cap Equity Portfolio	14
Mid Cap Equity Portfolio	16
Small/Mid Cap Equity Portfolio	18
Balanced Portfolio	21
Intermediate Fixed Income Portfolio	25
STATEMENTS OF ASSETS AND LIABILITIES	28
STATEMENTS OF OPERATIONS	30
STATEMENTS OF CHANGES IN NET ASSETS	32
FINANCIAL HIGHLIGHTS	36
NOTES TO FINANCIAL STATEMENTS	46
GENERAL INFORMATION	52
DIRECTORY OF FUNDS’ SERVICE PROVIDERS	54
INDEX DESCRIPTIONS	56

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

601 Union Street, Suite 2801 Seattle, WA 98101
TF. 800.248.6314 www.rainierfunds.com

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Letter to Shareholders

Dear Shareholders,

As the new Chairman of Rainier Funds and a fellow shareholder, I’d like to express on behalf of the entire Rainier team our appreciation for your valued investment in one of the five Portfolios covered in this report. If you are one of the many new shareholders, welcome! This report, known as the Semiannual Report, contains unaudited financial statements detailing the expenses and holdings of the Portfolios for the period ending September 30, 2008. Also, you will find equity and fixed-income market commentaries, which cover the last six months, followed by investment total returns for each of the five Portfolios.

Returns for the Rainier Portfolios deteriorated during the last six months as the intensification of the credit crisis created extreme distress in the capital markets. In such times, one would expect large-cap stocks to dramatically outperform the most illiquid small-cap stocks. One would also expect the shares of companies with relatively high earnings growth to outperform those with slower growth and generally more financial leverage. The historical norm was shattered, as neither of these expectations came to pass. In fact, the reverse occurred. We attribute this deviation from expectations to the activities of nontraditional institutional investors, many of whom have used leverage. Significant short positions in financial and consumer discretionary stocks began to largely backfire early in September. This precipitated, in some cases, not only a spike in many of these shares but also the need to liquidate long positions, for need of liquidity. Many of the targeted liquidations were in strong growth companies with large accumulated share gains. These general market dynamics created a headwind for Rainier, as we continued to consistently focus on companies with high expected earnings growth.

Former Chairman, Glenn Haber, is retiring at year-end, having planned this transition since 2003. We thank Glenn for his accomplishments on behalf of the Rainier Fund shareholders and wish him all the best. We appreciate his visionary leadership, stewardship and shareholder focus since the inception of the Funds in 1994, and we are confident that the Rainier Funds are well positioned for continued success.

Thank you again for your confidence and investment in the Rainier Funds.

Sincerely,
John W. O’Halloran
Chairman
Rainier Investment Management Mutual Funds

Past performance does not guarantee future results. Mutual fund investing involves risk; principal loss is possible. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks are typically more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Opinions expressed are subject to change, are not guaranteed and are not to be considered investment advice. Please refer to the Schedule of Investments for complete fund holdings.

Quasar Distributors, LLC, Distributor

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Comments from Investment Advisor

ABOUT THE ADVISOR:
The Investment Advisor to the Funds is Rainier Investment Management, Inc.® (Rainier) located in Seattle, Washington. Rainier manages $16.2 billion of discretionary assets for primarily institutional clients.

EQUITY COMMENTS
Six months ago, when we wrote our equity comments for the Annual Report, we wrote “the one-year period ending March 31, 2008 will be looked back upon as one of the most perilous and at times alarming environments for U.S. equity investors in many years.” Little did we realize in the spring that the real drama for stocks was yet to come.

The story of the great financial crisis of 2008 is still being written. Markets—credit, currency, derivative and equity—have exhibited extreme volatility as they try to absorb the consequences of what first began as the subprime mortgage problem in the spring of 2007 and then became so severe that it transformed Wall Street. The root of the problem—excess leverage and risk-taking across a wide array of financial instruments—triggered a series of company failures and prompted some of the largest policy initiatives ever undertaken by the U.S. Treasury and Federal Reserve. It also pushed stocks into one of the worst bear markets in history.

Investment performance for the Rainier Funds over the last six months was clearly disappointing. While we successfully avoided most of the damage that occurred in the financial sector, we underestimated the impact that lower world gross domestic product growth expectations would have on our investments in energy, materials and industrials. We anticipated a recession in the United States, but did not expect a sharp decline in the rate of economic growth in Europe or in the emerging markets. A worldwide slowdown has arrived, and it will likely take some time to restore the kind of growth rates to which we had only recently become accustomed.

While there are many unknowns at this point, there are also some things about which we can be confident. First, bear markets rebuild investment opportunities. It is exceedingly painful on the way down, but bear markets create oversold stocks and the potential for high returns. Second, while bottom-up fundamental analysis can be temporarily overwhelmed by macro-driven and technical liquidity events, assets eventually realign with underlying values. Third, even in slow growth environments or recessions, some companies thrive—our task is to find those companies that can do well when business conditions are at their worst.

Finally, bear markets test not only the minds of investors but also their intestinal fortitude. In the midst of huge declines, it is easy to succumb to the worst fears and conclude that “stocks will never work again.” We urge you to resist this conclusion and encourage you to hang in there.

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FIXED-INCOME COMMENTS
The six-month period ending September 30, 2008 ended pretty much how it started with investors seeking the perceived safety of U.S. Treasuries. After the Federal Reserve facilitated the takeover of Bear Stearns by JP Morgan, the fixed-income market enjoyed a short six-week reprieve from the “flight to safety.” Economic indicators were coming in stronger than anticipated, and it appeared the tax rebates were having the desired effect. But any hope that the worst was behind us was quickly dashed as the underlying problem of falling home values and rising foreclosures continued to pressure security valuations and the capital and liquidity situations of some of the largest financial institutions in the U.S. and Europe.

The current situation can be described as a crisis of confidence arising from the lack of transparency into the quantity and quality of financial institutions’ exposure to subprime mortgage assets. As a result, investors sought refuge in U.S. Treasuries and lending between banks essentially froze, cutting off access to liquidity and capital, the lifeblood of financial institutions. After the failure of Bear Stearns, the Federal Reserve granted investment banks access to the Discount Window and implemented a multitude of additional liquidity facilities. Although they have been utilized significantly, they were insufficient to instill confidence in the market. Despite the Treasury’s decision to take over Fannie Mae and Freddie Mac, the nation’s two largest mortgage guarantors, the market didn’t begin to unravel until the Federal Reserve and Treasury decided to let Lehman Brothers file for bankruptcy. The failure of a major financial institution ignited fear that additional large institutions would be left to fail, sending shock waves through the global financial system. Access to capital was cut off as equity values plummeted. Within days the Treasury was forced to take over AIG (American International Group) to avert a global financial system meltdown.

The actions being taken by the Treasury, Federal Reserve and FDIC, combined with the Emergency Economic Stabilization Act of 2008, should set the stage for a recovery of the financial system. Despite these actions, the economy has already entered a recession. Once all the announced actions have been implemented, we expect the market to shift focus from the financial sector to the broader economy. Consumer spending, which accounts for almost 70% of GDP, is expected to slow as unemployment rises and access to credit remains tight. With valuations on corporate bonds at historically attractive levels, support of the U.S. government through the Emergency Economic Stabilization Act and liquidity facilities and interest rate cuts, we expect high-quality companies with financial flexibility and the potential to improve their credit profile, despite the weakening economic climate, to outperform.

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PORTFOLIO INVESTMENT RETURNS

Large Cap Equity Portfolio

OBJECTIVE:
The Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.
The Portfolio invests primarily in the common stock of large-capitalization companies traded in the U.S.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2008

	6	1	3	5	10	Since
	Months	Year	Years*	Years*	Years*	Inception*
Large Cap Equity* Original Shares	-14.81%	-22.98%	1.07%	6.54%	4.84%	9.99%
Large Cap Equity* Institutional Shares	-14.70%	-22.75	1.34	6.84	5.02	10.12
S&P 500 Index	-10.87	-21.98	0.22	5.17	3.06	8.85
Russell 1000 Growth Index	-11.23	-20.88	0.04	3.74	0.59	7.30
Consumer Price Index	2.46	4.94	3.24	3.39	2.95	2.78
Inception date 5/10/94

Gross Expense Ratio for Original Shares is 1.07% and for Institutional Shares is 0.82% as of 3/31/08.

*Average annualized returns. The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. Please refer to the Schedule of Investments for complete fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 56 for index descriptions.
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Mid Cap Equity Portfolio

OBJECTIVE:
The Mid Cap Equity Portfolio seeks to maximize long-term capital appreciation.
The Portfolio invests primarily in the common stock of mid-capitalization companies traded in the U.S.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2008

	6	1	3	5	10	Since
	Months	Year	Years	Years	Years	Inception*
Mid Cap Equity* Original Shares	-13.37%	-23.24%	-	-	-	6.02%
Mid Cap Equity* Institutional Shares	-13.28%	-23.07	-	-	-	6.28
Russell Midcap Index	-10.58	-22.36	-	-	-	-1.17
Russell Midcap Growth Index	-13.93	-24.65	-	-	-	-2.51
Consumer Price Index	2.46	4.94	-	-	-	3.89
Inception date 12/27/05

Gross Expense Ratio for Original Shares is 1.19% and for Institutional Shares is 0.94% as of 3/31/08.

*Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. Please refer to the Schedule of Investments for complete fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 56 for index descriptions.
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PORTFOLIO INVESTMENT RETURNS

Small/Mid Cap Equity Portfolio

OBJECTIVE:
The Small/Mid Cap Equity Portfolio seeks to maximize long-term capital appreciation.
The Portfolio invests primarily in the common stock of small- and mid-capitalization companies traded in the U.S.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2008

	6	1	3	5	10	Since
	Months	Year	Years*	Years*	Years*	Inception*
Small/Mid Cap Equity* Original Shares	-12.21%	-26.59%	2.78%	10.87%	9.66%	12.38%
Small/Mid Cap Equity* Institutional Shares	-12.09	-26.41	3.04	11.15	9.83	12.50
Russell 2500 Index	-5.43	-17.99	0.91	8.12	9.03	10.21
Russell 2500 Growth Index	-8.91	-20.70	0.81	6.73	6.46	7.31
Consumer Price Index	2.46	4.94	3.24	3.39	2.95	2.78
Inception date 5/10/94

Gross Expense Ratio for Original Shares is 1.16% and for Institutional Shares is 0.91% as of 3/31/08.

*Average annualized returns. The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. Please refer to the Schedule of Investments for complete fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 56 for index descriptions.
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Balanced Portfolio

OBJECTIVE:
The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Portfolio invests primarily in a diversified portfolio of common stock of companies traded in the U.S. and investment-grade debt securities and cash-equivalent securities.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2008

	6	1	3	5	10	Since
	Months	Year	Years*	Years*	Years*	Inception*
Balanced* Original Shares	-11.28%	-15.53%	1.44%	4.66%	4.64%	8.08%
Balanced* Institutional Shares	-11.16	-15.33	1.67	4.91	4.81	8.20
Balanced Index	-7.33	-12.48	1.89	4.54	4.03	7.86
S&P 500 Index	-10.87	-21.98	0.22	5.17	3.06	8.85
Lehman U.S. Govt./Credit Intermediate Bond Index	-2.69	3.15	4.04	3.24	4.96	5.97
Consumer Price Index	2.46	4.94	3.24	3.39	2.95	2.78
Inception date 5/10/94

Gross Ratio for Original Shares is 1.05% and for Institutional Shares is 0.80% as of 3/31/08.

*Average annualized returns. The performance figures for the Institutional Shares include the performance for the Original Shares for periods prior to the effective date of the I-Shares, which was 5/2/02. The Original Shares commenced on 5/10/94, and they impose higher expenses than that of the I-Shares.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in mortgage-backed and asset-backed securities may involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments. The Advisor has an agreement in place to limit expenses. However, the expense limits currently have not been exceeded. Please refer to the Schedule of Investments for complete fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. References to specific investments should not be construed as a recommendation by the Fund or the Advisor to buy or sell securities.

See page 56 for index descriptions.
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PORTFOLIO INVESTMENT RETURNS

Intermediate Fixed Income Portfolio

OBJECTIVE:
The Intermediate Fixed Income Portfolio seeks to provide investors with current income. The Portfolio invests primarily in a diversified portfolio of investment-grade debt securities.

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $10,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

TOTAL RETURNS as of September 30, 2008

	6	1	3	5	10	Since
	Months	Year	Years*	Years*	Years*	Inception*
Intermediate Fixed Income*	-3.86%	0.99%	2.92%	2.36%	4.16%	5.21%
Lehman U.S. Govt./Credit Intermediate Bond Index	-2.69	3.15	4.04	3.24	4.96	5.97
Citigroup 3-month Treasury Bill Index	0.83	2.55	3.98	3.09	3.39	3.96
Consumer Price Index	2.46	4.94	3.24	3.39	2.95	2.78
Inception date 5/10/94

Gross and Net Expense Ratios are 0.69% and 0.55%, respectively, as of 3/31/08. Contractual fee waivers in effect until 3/31/09.

*Average annualized returns.

Performance data quoted represent past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance to the most recent month-end may be lower or higher than what is shown, and may be obtained at 1-800-248-6314 or www.rainierfunds.com. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in mortgage-backed and asset-backed securities may involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and susceptibility to adverse economic developments. Please refer to the Schedule of Investments for complete fund holdings. Fund holdings and sector weightings are subject to change at any time due to ongoing portfolio management. Investment performance reflects fee reductions. In the absence of such reductions, total return would be reduced.

See page 56 for index descriptions.
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Fund Expenses

Rainier Funds
September 30, 2008 (Unaudited)

EXPENSE EXAMPLES
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Original Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested 4/1/08 and held for the entire period from 4/1/08 to 9/30/08.

ACTUAL EXPENSES
The information in the tables under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES
The information in the tables under the headings “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which were not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as exchange fees. Therefore, the information under the headings “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LARGE CAP EQUITY PORTFOLIO
Expenses Example
	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/08)	$851.80	$853.00	$1,019.75	$1,021.00
Expenses Paid during Period*	$4.93	$3.77	$5.37	$4.11

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.06% for Original, 0.81% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

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MID CAP EQUITY PORTFOLIO
Expenses Example
	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/08)	$886.30	$867.20	$1,019.10	$1,020.37
Expenses Paid during Period*	$5.57	$4.38	$6.02	$4.74

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.19% for Original, 0.94% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

SMALL/MID CAP EQUITY PORTFOLIO
Expenses Example
	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/08)	$877.90	$879.10	$1,019.24	$1,020.49
Expenses Paid during Period*	$5.47	$4.30	$5.89	$4.62

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.16% for Original, 0.91% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

BALANCED PORTFOLIO
Expenses Example
	Actual Performance		Hypothetical Performance (5% return before expenses)
	Original	Institutional	Original	Institutional
Beginning Account Value (4/1/08)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (9/30/08)	$887.20	$888.40	$1,019.85	$1,021.11
Expenses Paid during Period*	$4.92	$3.74	$5.27	$4.00

*For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.04% for Original, 0.79% for Institutional), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

INTERMEDIATE FIXED INCOME PORTFOLIO
Expenses Example
	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (4/1/08)	$1,000.00	$1,000.00
Ending Account Value (9/30/08)	$961.40	$1,022.33
Expenses Paid during Period*	$2.69	$2.77

*Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period).

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SCHEDULES OF INVESTMENTS

Large Cap Equity Portfolio
Sector Representation as of 9/30/08 (% of net assets)

September 30, 2008 (Unaudited)

COMMON STOCKS
(96.1%)	Shares	Value

CONSUMER DISCRETIONARY (8.6%)
Coach, Inc.*	316,625	$7,928,290
J.C. Penney Co., Inc.	126,825	4,228,345
Lowe’s Companies, Inc.	394,375	9,342,744
McDonald’s Corp.	178,550	11,016,535
Nike, Inc. Cl. B	319,150	21,351,135
Omnicom Group Inc.	426,225	16,435,236
The DIRECTV Group, Inc.*	706,975	18,501,536
TJX Companies, Inc.	505,550	15,429,386
V.F. Corp.	123,450	9,543,920
Total Consumer Discretionary		113,777,127

CONSUMER STAPLES (11.1%)
Avon Products, Inc.	491,925	20,449,322
Bunge Ltd.	156,800	9,906,624
ConAgra Foods, Inc.	188,250	3,663,345
CVS Caremark Corp.	570,675	19,208,921
Energizer Holdings, Inc.*	61,075	4,919,591
Fomento Economico Mexicano S.A. de C.V. - ADR	108,400	4,134,376
H.J. Heinz Co.	168,300	8,409,951
PepsiCo, Inc.	389,802	27,781,189
Procter & Gamble Co.	422,563	29,448,415
The Kroger Co.	664,100	18,249,468
Total Consumer Staples		146,171,202

ENERGY (14.8%)
Alpha Natural Resources, Inc.*	170,875	8,788,101
CONSOL Energy Inc.	278,550	12,782,659
Devon Energy Corp.	219,150	19,986,480
Exxon Mobil Corp.	286,350	22,237,941
National Oilwell Varco, Inc.*	309,516	15,546,989
Noble Corp.	177,275	7,782,372
Pioneer Natural Resources Co.	397,700	20,791,756
Quicksilver Resources Inc.*	399,800	7,848,074
Total SA - ADR	451,075	27,371,231
Transocean Inc.*	360,820	39,632,469
Weatherford International Ltd.*	518,125	13,025,663
Total Energy		195,793,735

FINANCIALS (13.7%)
Affiliated Managers Group, Inc.*	159,175	13,187,649
Aflac Inc.	244,975	14,392,281
Ameriprise Financial, Inc.	189,650	7,244,630
Annaly Capital Management, Inc.	554,400	7,456,680
Assurant, Inc.	182,650	10,045,750
Bank of America Corp.	207,650	7,267,750
Goldman Sachs Group, Inc.	68,725	8,796,800
IntercontinentalExchange, Inc.*	90,075	7,267,251
JPMorgan Chase & Co.	466,050	21,764,535
Manulife Financial Corp.	257,275	9,439,420
Morgan Stanley	244,725	5,628,675
State Street Corp.	366,250	20,832,300
T. Rowe Price Group, Inc.	65,050	3,493,835
The Charles Schwab Corp.	1,192,700	31,010,200
Visa, Inc.	210,746	12,937,697
Total Financials		180,765,453

P / 14

HEALTH CARE (14.5%)
Abbott Laboratories	457,425	$26,338,531
Aetna Inc.	270,325	9,761,436
Allergan, Inc.	184,920	9,523,380
Baxter International Inc.	346,350	22,730,950
Becton, Dickinson & Co.	104,850	8,415,261
Celgene Corp.*	151,400	9,580,592
Endo Pharmaceuticals Holdings Inc.*	174,525	3,490,500
Express Scripts, Inc.*	176,125	13,001,548
Genentech, Inc.*	118,275	10,488,627
Genzyme Corp.*	129,425	10,469,188
Gilead Sciences, Inc.*	513,675	23,413,307
Hologic, Inc.*	296,418	5,729,760
Merck & Co., Inc.	219,350	6,922,686
QIAGEN N.V.*	255,285	5,036,773
Teva Pharmaceutical Industries, Ltd. - ADR	322,900	14,785,591
Wyeth	317,350	11,722,909
Total Health Care		191,411,039

INDUSTRIALS (11.0%)
ABB Ltd. - ADR	772,550	14,987,470
Bucyrus International, Inc.	178,475	7,974,263
Emerson Electric Co.	203,900	8,317,081
Foster Wheeler Ltd.*	243,950	8,809,035
General Electric Co.	867,699	22,126,324
ITT Corp.	234,325	13,030,813
McDermott International, Inc.*	376,499	9,619,549
Norfolk Southern Corp.	140,225	9,284,297
Precision Castparts Corp.	196,425	15,474,362
Raytheon Co.	261,250	13,979,488
The Boeing Co.	140,950	8,083,482
United Technologies Corp.	237,650	14,273,259
Total Industrials		145,959,423

INFORMATION TECHNOLOGY (17.0%)
Adobe Systems, Inc.*	304,298	12,010,642
Apple Inc.*	166,200	18,890,292
Autodesk, Inc.*	272,375	9,138,181
Broadcom Corp. Cl. A*	766,325	14,276,635
Cisco Systems, Inc.*	917,635	20,701,846
Corning, Inc.	923,350	14,441,194
Electronic Arts Inc.*	230,375	8,521,571
Google Inc. Cl. A*	46,125	18,473,985
Hewlett-Packard Co.	494,775	22,878,396
Intel Corp.	777,200	14,556,956
Intersil Corp.	296,875	4,922,187
Microsoft Corp.	771,436	20,589,627
Oracle Corp.*	1,018,500	20,685,735
Paychex, Inc.	203,250	6,713,347
QUALCOMM, Inc.	317,010	13,621,920
Trimble Navigation Ltd.*	186,325	4,818,365
Total Information Technology		225,240,879

MATERIALS (2.6%)
E.I. du Pont de Nemours & Co.	125,150	5,043,545
Freeport-McMoRan Copper & Gold Inc.	124,675	7,087,774
The Mosaic Co.	241,700	16,440,434
United States Steel Corp.	75,700	5,875,077
Total Materials		34,446,830

TELECOMMUNICATION SERVICES (0.5%)
America Movil S.A.B. de C.V. - ADR	156,550	7,257,658
Total Telecommunication Services		7,257,658

UTILITIES (2.3%)
Allegheny Energy, Inc.	338,150	12,433,776
Entergy Corp.	164,925	14,679,974
Mirant Corp.*	188,925	3,455,438
Total Utilities		30,569,188

TOTAL COMMON STOCKS
(cost $1,350,170,911)		$1,271,392,534

SHORT-TERM INVESTMENTS
(3.5%)	Principal Amount	Value

COMMERCIAL PAPER (3.5%)
Merrill Lynch
7.00%, 10/01/2008	$24,960,000	$24,960,000
Wisconsin Energy Corp.
6.50%, 10/01/2008	21,342,000	21,342,000
		46,302,000

VARIABLE RATE DEMAND NOTES** (0.0%)
Wisconsin Corp. Central Credit Union
4.99%	153,715	153,715

TOTAL SHORT-TERM INVESTMENTS
(cost $46,455,715)		$46,455,715

TOTAL INVESTMENTS (99.6%)
(cost $1,396,626,626)		$1,317,848,249

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		4,930,484
TOTAL NET ASSETS (100.0%)		$1,322,778,733

ADR - American Depository Receipt

*Non-income-producing security.

**The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The accompanying notes are an integral part of these financial statements.

P / 15

SCHEDULES OF INVESTMENTS

Mid Cap Equity Portfolio
Sector Representation as of 9/30/08 (% of net assets)

September 30, 2008 (Unaudited)

COMMON STOCKS
(95.7%)	Shares	Value

AUTOS AND TRANSPORTATION (2.4%)
Eagle Bulk Shipping Inc.	252,725	$3,522,987
Kansas City Southern*	160,500	7,119,780
Kirby Corp.*	77,450	2,938,453
Norfolk Southern Corp.	69,225	4,583,387
Total Autos and Transportation		18,164,607

CONSUMER DISCRETIONARY AND SERVICES (14.9%)
Activision Blizzard, Inc.*	550,900	8,500,387
Avon Products, Inc.	314,375	13,068,569
Bally Technologies, Inc.*	152,325	4,612,401
Bare Escentuals, Inc.*	131,500	1,429,405
Burger King Holdings, Inc.	280,975	6,900,746
Coach, Inc.*	190,450	4,768,868
Focus Media Holding Ltd.* - ADR	128,550	3,664,960
FTI Consulting, Inc.*	135,750	9,806,580
GameStop Corp.*	269,050	9,204,201
Gildan Activewear Inc.*	189,950	4,327,061
Guess?, Inc.	205,925	7,164,131
ITT Educational Services, Inc.*	56,800	4,595,688
J.C. Penney Co., Inc.	42,900	1,430,286
LKQ Corp.*	272,852	4,630,298
Omnicom Group Inc.	151,925	5,858,228
Phillips-Van Heusen Corp.	161,475	6,121,517
Saks Inc.*	251,925	2,330,306
Urban Outfitters, Inc.*	211,425	6,738,115
V.F. Corp.	107,525	8,312,758
Total Consumer Discretionary and Services		113,464,505

CONSUMER STAPLES (2.2%)
Church & Dwight Co., Inc.	109,925	6,825,243
ConAgra Foods, Inc.	116,175	2,260,766
Fomento Economico Mexicano S.A. de C.V. - ADR	49,450	1,886,023
H.J. Heinz Co.	116,225	5,807,763
Total Consumer Staples		16,779,795

ENERGY (11.6%)
Alpha Natural Resources, Inc.*	84,325	4,336,835
Cameron International Corp.*	131,350	5,062,229
CONSOL Energy Inc.	139,350	6,394,771
Mariner Energy, Inc.*	356,025	7,298,512
National Oilwell Varco, Inc.*	122,075	6,131,827
Noble Corp.	250,900	11,014,510
Pioneer Natural Resources Co.	361,225	18,884,843
Quicksilver Resources Inc.*	393,800	7,730,294
Weatherford International Ltd.*	257,625	6,476,693
Whiting Petroleum Corp.*	207,225	14,766,854
Total Energy		88,097,368

FINANCIAL SERVICES (19.7%)
Affiliated Managers Group, Inc.*	93,550	7,750,617
Alliance Data Systems Corp.*	146,225	9,267,740
Ameriprise Financial, Inc.	78,875	3,013,025
Annaly Capital Management, Inc.	589,300	7,926,085
Arch Capital Group Ltd.*	39,825	2,908,420
Assurant, Inc.	181,325	9,972,875
BlackRock, Inc.	14,725	2,864,012
Digital Realty Trust, Inc.	391,000	18,474,750
Fiserv, Inc.*	148,575	7,030,569
IntercontinentalExchange, Inc.*	78,675	6,347,499
Lazard Ltd Cl. A	122,450	5,235,962
Northern Trust Corp.	85,875	6,200,175
Paychex, Inc.	151,200	4,994,136

P / 16

Raymond James Financial, Inc.	655,375	$21,614,268
Sotheby’s Holdings, Inc. Cl. A	297,600	5,969,856
StanCorp Financial Group, Inc.	50,450	2,623,400
State Street Corp.	98,175	5,584,194
T. Rowe Price Group, Inc.	38,825	2,085,291
The Charles Schwab Corp.	638,300	16,595,800
Willis Group Holdings Ltd.	132,400	4,271,224
Total Financial Services		150,729,898

HEALTH CARE (10.4%)
BioMarin Pharmaceutical Inc.*	144,725	3,833,765
Celgene Corp.*	61,575	3,896,466
Cephalon, Inc.*	130,300	10,096,947
Endo Pharmaceuticals Holdings Inc.*	341,175	6,823,500
Express Scripts, Inc.*	87,175	6,435,258
Genzyme Corp.*	76,211	6,164,708
Hologic, Inc.*	363,642	7,029,200
Immucor, Inc.*	122,900	3,927,884
Intuitive Surgical, Inc.*	16,725	4,030,390
Inverness Medical Innovations, Inc.*	101,025	3,030,750
Pediatrix Medical Group, Inc.*	111,675	6,021,516
Psychiatric Solutions, Inc.*	126,350	4,794,983
QIAGEN N.V.*	391,500	7,724,295
ResMed Inc.*	133,525	5,741,575
Total Health Care		79,551,237

MATERIALS AND PROCESSING (8.9%)
Airgas, Inc.	97,400	4,835,910
Bunge Ltd.	125,950	7,957,521
CF Industries Holdings, Inc.	32,525	2,974,736
Cleveland Natural Resources Inc.	80,100	4,240,494
EMCOR Group, Inc.*	209,750	5,520,620
Energizer Holdings, Inc.*	69,125	5,568,019
McDermott International, Inc.*	409,374	10,459,506
Owens-Illinois, Inc.*	264,225	7,768,215
Precision Castparts Corp.	174,025	13,709,690
United States Steel Corp.	58,525	4,542,125
Total Materials and Processing		67,576,836

OTHER (2.8%)
Foster Wheeler Ltd.*	219,350	7,920,728
SPX Corp.	69,700	5,366,900
Walter Industries, Inc.	163,975	7,780,614
Total Other		21,068,242

PRODUCER DURABLES (6.3%)
BE Aerospace, Inc.*	617,150	9,769,485
Bucyrus International, Inc.	170,475	7,616,823
CommScope, Inc.*	200,725	6,953,114
General Cable Corp.*	122,375	4,360,221
ITT Corp.	136,275	7,578,253
Manitowoc Co., Inc.	207,625	3,228,569
Rockwell Collins, Inc.	177,425	8,532,368
Total Producer Durables		48,038,833

TECHNOLOGY (11.4%)
Adobe Systems, Inc.*	105,500	4,164,085
Amphenol Corp. Cl. A	55,025	2,208,703
Anixter International Inc.*	59,375	3,533,406
Autodesk, Inc.*	229,625	7,703,919
Broadcom Corp. Cl. A*	510,125	9,503,629
Ciena Corp.*	117,300	1,182,384
Cognizant Technology Solutions Corp.*	315,225	7,196,587
F5 Networks, Inc.*	119,650	2,797,417
Intersil Corp.	379,575	6,293,353
McAfee, Inc.*	196,100	6,659,556
MICROS Systems, Inc.*	217,325	5,793,884
Nuance Communications, Inc.*	684,300	8,341,617
NVIDIA Corp.*	218,900	2,344,419
Riverbed Technology, Inc.*	146,000	1,827,920
Silicon Laboratories Inc.*	192,775	5,918,193
SunPower Corp. Cl. A*	69,000	4,894,170
Trimble Navigation Ltd.*	270,575	6,997,070
Total Technology		87,360,312

UTILITIES (5.1%)
Allegheny Energy, Inc.	307,375	11,302,179
Entergy Corp.	103,025	9,170,255
ITC Holdings Corp.	201,875	10,451,069
Mirant Corp.*	107,700	1,969,833
NII Holdings, Inc.*	80,125	3,038,340
tw telecom inc.*	268,375	2,788,416
Total Utilities		38,720,092

TOTAL COMMON STOCKS
(cost $830,349,898)		$729,551,725

SHORT-TERM INVESTMENTS
(4.1%)	Principal Amount	Value

COMMERCIAL PAPER (4.1%)
Wisconsin Energy Corp.
6.50%, 10/01/2008	$31,629,000	$31,629,000

MONEY MARKET MUTUAL FUNDS (0.0%)
Fidelity Institutional Money Market
5.16%	90,435	90,435

TOTAL SHORT-TERM INVESTMENTS
(cost $31,719,435)		$31,719,435

TOTAL INVESTMENTS (99.8%)
(cost $862,069,333)		$761,271,160

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		1,143,949
NET ASSETS (100.0%)		$762,415,109

ADR - American Depository Receipt

*Non-income-producing security.

The accompanying notes are an integral part of these financial statements.

P / 17

SCHEDULES OF INVESTMENTS

Small/Mid Cap Equity Portfolio
Sector Representation as of 9/30/08 (% of net assets)

September 30, 2008 (Unaudited)

COMMON STOCKS
(97.1%)	Shares	Value

AUTOS AND TRANSPORTATION (1.4%)
Kansas City Southern*	891,800	$39,560,248
Kirby Corp.*	487,225	18,485,316
Wabtec Corp.	44,800	2,295,104
Total Autos and Transportation		60,340,668

CONSUMER DISCRETIONARY AND SERVICES (15.2%)
Activision Blizzard, Inc.*	2,655,500	40,974,365
Bally Technologies, Inc.*	1,283,850	38,874,978
Bare Escentuals, Inc.*	713,444	7,755,136
Burger King Holdings, Inc.	1,422,500	34,936,600
Central European Distribution Corp.*	459,550	20,868,165
Coach, Inc.*	1,048,650	26,258,196
Focus Media Holding Ltd.* - ADR	799,150	22,783,767
Fossil, Inc.*	803,250	22,675,748
FTI Consulting, Inc.*	778,151	56,213,628
GameStop Corp.*	1,571,425	53,758,449
Gildan Activewear Inc.*	1,052,150	23,967,977
Guess?, Inc.	1,244,500	43,296,155
ITT Educational Services, Inc.*	264,050	21,364,286
J. Crew Group, Inc.*	454,625	12,988,636
Jack in the Box Inc.*	1,684,825	35,549,808
LKQ Corp.*	1,436,228	24,372,789
Phillips-Van Heusen Corp.	912,225	34,582,450
Saks Inc.*	1,420,325	13,138,006
Texas Roadhouse, Inc.*	1,951,481	17,543,814
Universal Electronics Inc.*	659,425	16,472,437
Urban Outfitters, Inc.*	1,209,875	38,558,716
V.F. Corp.	419,775	32,452,805
Total Consumer Discretionary and Services		639,386,911

CONSUMER STAPLES (0.9%)
Church & Dwight Co., Inc.	432,600	26,860,134
ConAgra Foods, Inc.	609,725	11,865,248
Total Consumer Staples		38,725,382

P / 18

ENERGY (10.8%)
Alpha Natural Resources, Inc.*	308,275	$15,854,583
Arena Resources, Inc.*	743,794	28,896,397
Cameron International Corp.*	582,825	22,462,075
Carrizo Oil & Gas, Inc.*	697,525	25,299,232
Hornbeck Offshore Services, Inc.*	674,075	26,032,777
Mariner Energy, Inc.*	1,991,800	40,831,900
Noble Corp.	1,371,750	60,219,825
Ormat Technologies, Inc.	705,175	25,619,008
Pioneer Natural Resources Co.	1,754,675	91,734,409
Quicksilver Resources Inc.*	1,683,000	33,037,290
Whiting Petroleum Corp.*	1,161,250	82,750,675
Total Energy		452,738,171

FINANCIAL SERVICES (18.7%)
Affiliated Managers Group, Inc.*	628,900	52,104,365
Alliance Data Systems Corp.*	624,525	39,582,394
American Campus Communities, Inc.	787,700	26,687,276
Annaly Capital Management, Inc.	3,958,175	53,237,454
Arch Capital Group Ltd.*	292,810	21,383,914
Assurant, Inc.	1,167,550	64,215,250
Digital Realty Trust, Inc.	2,063,600	97,505,100
Fiserv, Inc.*	822,050	38,899,406
Glacier Bancorp, Inc.	767,925	19,021,502
Huron Consulting Group Inc.*	445,525	25,386,015
IntercontinentalExchange, Inc.*	313,400	25,285,112
Jones Lang LaSalle Inc.	149,800	6,513,304
Lazard Ltd Cl. A	1,316,325	56,286,057
Prosperity Bancshares, Inc.	1,256,325	42,702,487
Raymond James Financial, Inc.	3,136,475	103,440,946
Sotheby’s Holdings, Inc. Cl. A	2,593,070	52,016,984
StanCorp Financial Group, Inc.	736,275	38,286,300
SVB Financial Group*	6,925	401,096
Willis Group Holdings Ltd.	697,850	22,512,641
Total Financial Services		785,467,603

HEALTH CARE (13.4%)
BioMarin Pharmaceutical Inc.*	821,825	21,770,144
Cephalon, Inc.*	750,775	58,177,555
Chattem, Inc.*	485,139	37,928,167
Endo Pharmaceuticals Holdings Inc.*	2,394,096	47,881,920
Hologic, Inc.*	2,654,573	51,312,896
Immucor, Inc.*	1,861,253	59,485,646
Intuitive Surgical, Inc.*	112,025	26,995,784
Inverness Medical Innovations, Inc.*	570,725	17,121,750
Nuvasive, Inc.*	241,575	11,916,895
PAREXEL International Corp.*	595,025	17,053,416
Pediatrix Medical Group, Inc.*	630,900	34,018,128
Psychiatric Solutions, Inc.*	712,289	27,031,368
QIAGEN N.V.*	3,353,524	66,165,029
ResMed Inc.*	780,775	33,573,325
SonoSite, Inc.*	531,425	16,686,745
Sun Healthcare Group, Inc.*	1,018,100	14,925,346
United Therapeutics Corp.*	198,122	20,836,491
Total Health Care		562,880,605

MATERIALS AND PROCESSING (9.7%)
Airgas, Inc.	430,050	21,351,982
Bunge Ltd.	611,800	38,653,524
Calgon Carbon Corp.*	862,550	17,561,518
CF Industries Holdings, Inc.	185,300	16,947,538
Cleveland Natural Resources Inc.	501,400	26,544,116
EMCOR Group, Inc.*	1,591,700	41,893,544
Energizer Holdings, Inc.*	442,375	35,633,306
EnerSys*	675,275	13,309,670
McDermott International, Inc.*	2,408,025	61,525,039
Owens-Illinois, Inc.*	1,457,750	42,857,850
Precision Castparts Corp.	940,925	74,126,072
Seabridge Gold Inc.*	1,054,025	17,918,425
Total Materials and Processing		408,322,584

OTHER (2.9%)
Foster Wheeler Ltd. *	1,124,150	40,593,057
SPX Corp.	396,975	30,567,075
Walter Industries, Inc.	1,051,225	49,880,626
Total Other		121,040,758

PRODUCER DURABLES (7.0%)
Aegean Marine Petroleum Network Inc.	1,511,225	33,775,879
BE Aerospace, Inc.*	3,165,525	50,110,261
Bucyrus International, Inc.	1,049,200	46,878,256
CommScope, Inc.*	1,000,975	34,673,774
General Cable Corp.*	710,125	25,301,754
ITT Corp.	539,275	29,989,083
Manitowoc Co., Inc.	1,373,650	21,360,257
Middleby Corp.*	309,750	16,822,522
Rockwell Collins, Inc.	765,200	36,798,468
Total Producer Durables		295,710,254

TECHNOLOGY (13.0%)
ADC Telecommunications, Inc.*	1,055,575	8,919,609
Anixter International, Inc.*	379,675	22,594,459
Aspen Technology, Inc.*	1,466,225	18,621,057
Autodesk, Inc.*	1,161,325	38,962,454
Ciena Corp.*	705,900	7,115,472
Cognizant Technology Solutions Corp.*	962,300	21,969,309
Diodes Inc.*	1,413,658	26,081,990
F5 Networks, Inc.*	751,250	17,564,225
FLIR Systems, Inc.*	496,400	19,071,688
Hittite Microwave Corp.*	868,375	29,177,400
Intersil Corp.	2,105,550	34,910,019
Ion Geophysical Corp.*	2,134,175	30,283,943
McAfee, Inc.*	1,031,450	35,028,042
MICROS Systems, Inc.*	1,386,954	36,976,194
Monolithic Power Systems, Inc.*	1,059,300	18,400,041
Nuance Communications, Inc.*	4,347,675	52,998,158
Omniture, Inc.*	1,162,100	21,336,156
Riverbed Technology, Inc.*	852,600	10,674,552
Silicon Laboratories Inc.*	869,800	26,702,860
SunPower Corp. Cl. A*	337,350	23,928,236
Trimble Navigation Ltd.*	1,366,190	35,329,673
ViaSat, Inc.*	266,695	6,288,668
Total Technology		542,934,205

The accompanying notes are an integral part of these financial statements.

P / 19

SCHEDULES OF INVESTMENTS

Small/Mid Cap Equity Portfolio
continued

UTILITIES (4.1%)
Allegheny Energy, Inc.	1,447,425	$53,221,817
El Paso Electric Co.*	854,925	17,953,425
ITC Holdings Corp.	1,070,350	55,412,020
Mirant Corp.*	699,900	12,801,171
NII Holdings, Inc.*	455,500	17,272,560
tw telecom inc.*	1,533,275	15,930,727
Total Utilities		172,591,720

TOTAL COMMON STOCKS
(cost $4,371,264,557)		$4,080,138,861

SHORT-TERM INVESTMENTS
(1.7%)	Principal Amount	Value

COMMERCIAL PAPER (1.7%)
Merrill Lynch
7.00%, 10/01/2008	$41,347,000	$41,347,000
Wisconsin Energy Corp.
6.50%, 10/01/2008	30,000,000	30,000,000
		71,347,000

VARIABLE RATE DEMAND NOTES** (0.0%)
Wisconsin Corp. Central Credit Union
4.99%	457,523	457,523

TOTAL SHORT-TERM INVESTMENTS
(cost $71,804,523)		$71,804,523

TOTAL INVESTMENTS (98.8%)
(cost $4,443,069,080)		$4,151,943,384

OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)		51,417,173
NET ASSETS (100.0%)		$4,203,360,557

ADR - American Depository Receipt

*Non-income-producing security.

**The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

The accompanying notes are an integral part of these financial statements.

P / 20

Balanced Portfolio
Sector Representation as of 9/30/08 (% of net assets)

September 30, 2008 (Unaudited)

DEBT SECURITIES
(37.1%)	Principal Amount	Value

ASSET-BACKED SECURITIES (2.1%)
Capital One
Series 2006-A6,
5.300%, 02/15/2014	250,000	$245,044
Citibank Credit Card Issuance Trust
Series 2006-A4,
5.450%, 05/10/2013	1,425,000	1,425,865

TOTAL ASSET-BACKED SECURITIES
(cost $1,672,928)		1,670,909

COLLATERIZED MORTGAGE OBLIGATIONS (0.2%)
Series 2007-B2,
5.500%, 12/25/2020	208,647	210,724

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
(cost $208,476)		210,724

CORPORATE BONDS (21.6%)

FINANCE (14.4%)
ACE INA Holdings
5.600%, 05/15/2015	475,000	450,079
Aflac Inc.
6.500%, 04/15/2009	450,000	454,503
American Express Co.
4.750%, 06/17/2009	250,000	243,342
Ameriprise Financial, Inc.
5.350%, 11/15/2010	750,000	737,190
Bear Stearns Cos., Inc.
5.350%, 02/01/2012	525,000	499,860
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	275,000	271,415
Citigroup, Inc.
4.125%, 02/22/2010	1,200,000	1,107,800
6.000%, 02/21/2012	100,000	92,487
General Electric Capital Corp.
6.000%, 06/15/2012	1,150,000	1,110,853
5.250%, 10/19/2012	150,000	141,149
Goldman Sachs Group
5.700%, 09/01/2012	525,000	452,613
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	500,000	463,406
Household Finance Corp.
6.375%, 10/15/2011	500,000	495,085
International Lease Finance Corp.
5.350%, 03/01/2012	900,000	666,710
JPMorgan Chase & Co.
5.600%, 06/01/2011	225,000	222,209
4.500%, 01/15/2012	125,000	117,781
Lehman Brothers Holdings Inc.‡
5.625%, 01/24/2013	225,000	29,250
(acquired 01/16/2008; cost $225,018)
Merrill Lynch
6.150%, 04/25/2013	275,000	254,361
Morgan Stanley
5.300%, 03/01/2013	850,000	584,308
Northern Trust Corp.
5.300%, 08/29/2011	325,000	330,726
5.200%, 11/09/2012	225,000	223,086
Prudential Financial Inc.
5.150%, 01/15/2013	375,000	354,988
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013	300,000	294,396
SLM Corp.
4.000%, 01/15/2010	600,000	471,133
5.515%, 07/26/2010***	775,000	588,091
Travelers Cos., Inc.
5.800%, 05/15/2018	125,000	114,771
Wells Fargo & Co.
5.300%, 08/26/2011	250,000	247,254
Western Financial Bank Irvine California
9.625%, 05/15/2012	425,000	396,538
Total Finance		11,415,384

P / 21

SCHEDULES OF INVESTMENTS

Balanced Portfolio
continued

INDUSTRIALS (6.5%)
Abbott Laboratories
5.150%, 11/30/2012	550,000	$556,833
Amgen, Inc.
4.000%, 11/18/2009	425,000	421,103
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013**	325,000	307,336
(acquired 05/19/2008; cost $324,097)
Caterpillar Financial Services Corp.
5.125%, 10/12/2011	800,000	804,327
Conoco Funding Co.
6.350%, 10/15/2011	700,000	725,434
Home Depot, Inc.
5.250%, 12/16/2013	750,000	691,422
John Deere Capital Corp.
5.350%, 01/17/2012	575,000	576,543
Target Corp.
5.375%, 05/01/2017	575,000	528,211
Wellpoint, Inc.
4.250%, 12/15/2009	500,000	490,297
Total Industrials		5,101,506

UTILITIES (0.7%)
MidAmerican Energy Holdings
5.875%, 10/01/2012	525,000	520,847
Total Utilities		520,847

TOTAL CORPORATE BONDS
(cost $18,659,929)		$17,037,737

MORTGAGE PASS-THROUGH SECURITIES (4.7%)
Federal Home Loan Mortgage Corp.
Pool #B14728,
4.500%, 05/01/2019	373,654	366,642
Pool #G01779,
5.000%, 04/01/2035	527,595	515,167
Pool #G02327,
6.500%, 08/01/2036	123,423	126,733
		1,008,542
Federal National Mortgage Association
Pool #555872,
5.000%, 11/01/2018	268,043	268,967
Pool #725690,
6.000%, 08/01/2034	829,673	843,128
Pool #807942,
5.500%, 12/01/2034	676,866	676,452
Pool #735394,
6.500%, 02/01/2035	142,414	146,904
Pool #824940,
5.500%, 06/01/2035	457,752	457,186
Pool #745275,
5.000%, 02/01/2036	282,643	275,897
		2,668,534

TOTAL MORTGAGE PASS-THROUGH SECURITIES
(cost $3,650,583)		$3,677,076

U.S. GOVERNMENT AGENCY (3.2%)
Federal Home Loan Bank
5.625%, 06/13/2016	825,000	757,682
Federal Home Loan Mortgage Corp.
4.875%, 06/13/2018	725,000	736,212
		1,493,894
Federal National Mortgage Association
6.625%, 09/15/2009	150,000	154,665
4.625%, 06/01/2010	150,000	153,187
5.375%, 07/15/2016	200,000	210,448
5.240%, 08/07/2018	500,000	505,202
		1,023,502

TOTAL U.S. GOVERNMENT AGENCY
(cost $2,555,780)		$2,517,396

U.S. TREASURY NOTES (5.3%)
2.875%, 06/30/2010	550,000	559,238
4.250%, 08/15/2013	1,050,000	1,114,887
4.250%, 11/15/2014	750,000	798,457
4.500%, 02/15/2016	1,250,000	1,332,814
3.875%, 05/15/2018	375,000	377,579

TOTAL U.S. TREASURY NOTES
(cost $3,926,329)		4,182,975

TOTAL DEBT SECURITIES
(cost $30,674,025)		$29,296,817

COMMON STOCKS
(61.9%)	Shares	Value

CONSUMER DISCRETIONARY (5.6%)
Coach, Inc.*	12,125	303,610
J.C. Penney Co., Inc.	4,875	162,532
Lowe’s Companies, Inc.	15,125	358,311
McDonald’s Corp.	6,900	425,730
Nike, Inc. Cl. B	12,200	816,180
Omnicom Group Inc.	16,600	640,096
TJX Companies, Inc.	19,675	600,481
The DIRECTV Group, Inc.*	27,075	708,553
V.F. Corp.	4,850	374,954
Total Consumer Discretionary		4,390,447

CONSUMER STAPLES (7.1%)
Avon Products, Inc.	18,875	784,634
Bunge Ltd.	6,000	379,080
ConAgra Foods, Inc.	7,925	154,220
CVS Caremark Corp.	22,225	748,093
Energizer Holdings, Inc.*	2,325	187,279
Fomento Economico
Mexicano S.A. de C.V. - ADR	4,150	158,281
H.J. Heinz Co.	6,000	299,820
PepsiCo, Inc.	14,949	1,065,415
Procter & Gamble Co.	16,224	1,130,651
The Kroger Co.	25,450	699,366
Total Consumer Staples		5,606,839

P / 22

ENERGY (9.4%)
Alpha Natural Resources, Inc.*	6,600	$339,438
CONSOL Energy Inc.	10,700	491,023
Devon Energy Corp.	8,375	763,800
Exxon Mobil Corp.	10,950	850,377
National Oilwell Varco, Inc.*	11,825	593,970
Noble Corp.	6,550	287,545
Pioneer Natural Resources Co.	15,100	789,428
Quicksilver Resources Inc.*	15,600	306,228
Total SA - ADR	17,275	1,048,247
Transocean Inc.*	13,643	1,498,547
Weatherford International Ltd.*	19,850	499,029
Total Energy		7,467,632

FINANCIALS (8.8%)
Affiliated Managers Group, Inc.*	6,075	503,314
Aflac Inc.	9,350	549,312
Ameriprise Financial, Inc.	7,275	277,905
Annaly Capital Management, Inc.	21,275	286,149
Assurant, Inc.	7,025	386,375
Bank of America Corp.	7,925	277,375
Goldman Sachs Group, Inc.	2,625	336,000
IntercontinentalExchange, Inc.*	3,450	278,346
JPMorgan Chase & Co.	17,850	833,595
Manulife Financial Corp.	9,850	361,397
Morgan Stanley	9,275	213,325
State Street Corp.	14,000	796,320
T. Rowe Price Group, Inc.	2,500	134,275
The Charles Schwab Corp.	46,150	1,199,900
Visa, Inc.	8,073	495,601
Total Financials		6,929,189

HEALTH CARE (9.3%)
Abbott Laboratories	17,475	1,006,210
Aetna Inc.	10,375	374,641
Allergan, Inc.	7,050	363,075
Baxter International Inc.	13,275	871,238
Becton, Dickinson & Co.	4,075	327,060
Celgene Corp.*	5,900	373,352
Endo Pharmaceuticals
Holdings Inc.*	6,900	138,000
Express Scripts, Inc.*	6,550	483,521
Genentech, Inc.*	3,875	343,635
Genzyme Corp.*	4,900	396,361
Gilead Sciences, Inc.*	20,050	913,879
Hologic, Inc.*	11,739	226,915
Merck & Co., Inc.	8,375	264,315
QIAGEN N.V.*	11,475	226,402
Teva Pharmaceutical
Industries, Ltd. - ADR	13,125	600,994
Wyeth	12,250	452,515
Total Health Care		7,362,113

INDUSTRIALS (7.1%)
ABB Ltd. - ADR	29,500	572,300
Bucyrus International, Inc.	6,825	304,941
Emerson Electric Co.	7,825	319,182
Foster Wheeler Ltd.*	9,350	337,629
General Electric Co.	33,775	861,262
ITT Corp.	8,225	457,392
McDermott International, Inc.*	14,400	367,920
Norfolk Southern Corp.	5,250	347,602
Precision Castparts Corp.	7,525	592,820
Raytheon Co.	10,125	541,789
The Boeing Co.	5,475	313,991
United Technologies Corp.	9,275	557,057
Total Industrials		5,573,885

INFORMATION TECHNOLOGY (11.0%)
Adobe Systems Inc.*	11,850	467,719
Apple Inc.*	6,350	721,741
Autodesk, Inc.*	10,750	360,662
Broadcom Corp. Cl. A*	29,825	555,640
Cisco Systems, Inc.*	35,141	792,781
Corning, Inc.	38,900	608,396
Electronic Arts Inc.*	8,900	329,211
Google, Inc. Cl. A*	1,800	720,936
Hewlett-Packard Co.	18,900	873,936
Intel Corp.	29,725	556,749
Intersil Corp.	11,775	195,229
Microsoft Corp.	29,575	789,357
Oracle Corp.*	39,825	808,846
Paychex, Inc.	7,575	250,202
QUALCOMM, Inc.	12,150	522,086
Trimble Navigation Ltd.*	6,375	164,858
Total Information Technology		8,718,349

MATERIALS (1.7%)
E.I. du Pont de Nemours & Co.	4,850	195,455
Freeport-McMoRan
Copper & Gold, Inc.	4,525	257,246
The Mosaic Co.	9,225	627,485
United States Steel Corp.	2,900	225,069
Total Materials		1,305,255

TELECOMMUNICATION SERVICES (0.4%)
America Movil S.A.B. de C.V. - ADR	6,150	285,114
Total Telecommunication Services		285,114

UTILITIES (1.5%)
Allegheny Energy, Inc.	12,925	475,252
Entergy Corp.	6,300	560,763
Mirant Corp.*	7,500	137,175
Total Utilities		1,173,190

The accompanying notes are an integral part of these financial statements.

P / 23

SCHEDULES OF INVESTMENTS

Balanced Portfolio
continued

TOTAL COMMON STOCKS
(cost $48,451,317)		$48,812,013

SHORT-TERM INVESTMENTS
(1.0%)	Principal Amount	Value

COMMERCIAL PAPER (0.9%)
Wisconsin Energy Corp.
6.50%, 10/01/2008	719,000	719,000

VARIABLE RATE DEMAND NOTES*** (0.1%)
Wisconsin Corp. Central Credit Union
4.99%	51,395	51,395

TOTAL SHORT-TERM INVESTMENTS
(cost $770,395)		$770,395

TOTAL INVESTMENTS (100.0%)
(cost $79,895,737)		$78,879,225

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)		$(2,342)
NET ASSETS (100.0%)		$78,876,883

ADR - American Depository Receipt

* Non-income-producing security.

** Rule 144A security (with registration rights)

*** The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

‡ Defaulted Security

The accompanying notes are an integral part of these financial statements.

P / 24

Intermediate Fixed Income Portfolio
Sector Representation as of 9/30/08 (% of net assets)

September 30, 2008 (Unaudited)

DEBT SECURITIES
(95.6%)	Principal Amount	Value

ASSET-BACKED SECURITIES (4.8%)
Bank of America Credit Card Trust
Series 2007-A8,
5.590%, 11/17/2014	300,000	$298,272
Capital One
Series 2005-A3,
4.500%, 03/15/2013	1,500,000	1,480,861
Series 2006-A2,
4.850%, 11/15/2013	550,000	536,618
Series 2006-A6,
5.300%, 02/18/2014	725,000	710,629
Chase Issuance Trust
Series 2005-A7,
4.550%, 03/15/2013	250,000	246,951
Citibank Credit Card Issuance Trust
Series 2006-A4,
5.450%, 05/10/2013	1,750,000	1,751,062

TOTAL ASSET-BACKED SECURITIES
(cost $5,075,524)		$5,024,393

COLLATERIZED MORTGAGE OBLIGATIONS (0.2%)
Federal National Mortgage Association
Series 2007-B2,
5.500%, 12/25/2020	271,241	273,942

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
(cost $271,018)		$273,942

CORPORATE BONDS (45.6%)

FINANCE (29.0%)
ACE INA Holdings
5.600%, 05/15/2015	1,450,000	$1,373,926
Aflac Inc.
6.500%, 04/15/2009	1,375,000	1,388,760
American Express Co.
4.750%, 06/17/2009	875,000	851,697
Ameriprise Financial, Inc.
5.350%, 11/15/2010	1,600,000	1,572,672
Bear Stearns Cos., Inc.
5.350%, 02/01/2012	1,300,000	1,237,749
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	1,425,000	1,406,422
Citigroup, Inc.
6.000%, 02/21/2012	935,000	864,756
5.625%, 08/27/2012	1,100,000	948,928
Credit Suisse First Boston
5.000%, 05/15/2013	1,000,000	927,623
General Electric Capital Corp.
6.125%, 02/22/2011	1,000,000	994,245
5.250%, 10/19/2012	1,350,000	1,270,342
Goldman Sachs Group
5.700%, 09/01/2012	1,925,000	1,659,581
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011	1,825,000	1,691,432
Household Finance Corp.
6.375%, 10/15/2011	1,475,000	1,460,501
International Lease Finance Corp.
5.350%, 03/01/2012	1,250,000	925,986
JPMorgan Chase & Co.
5.600%, 06/01/2011	1,625,000	1,604,842
4.500%, 01/15/2012	600,000	565,348

The accompanying notes are an integral part of these financial statements.

P / 25

SCHEDULES OF INVESTMENTS

Intermediate Fixed Income Portfolio
continued

Lehman Brothers Holdings Inc.‡
5.625%, 01/24/2013	1,475,000	$191,750
(acquired 01/15/2008-01/24/2008; cost $1,473,325)
Merrill Lynch
6.150%, 04/25/2013	550,000	508,723
Morgan Stanley
4.250%, 05/15/2010	25,000	20,322
5.300%, 03/01/2013	2,725,000	1,873,222
Northern Trust Corp.
5.300%, 08/29/2011	25,000	25,440
5.200%, 11/09/2012	1,000,000	991,495
Prudential Financial Inc.
5.150%, 01/15/2013	1,850,000	1,751,275
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013	1,050,000	1,030,386
SLM Corp.
4.000%, 01/15/2010	1,450,000	1,138,570
5.515%, 07/26/2010**	1,050,000	796,768
Travelers Cos., Inc.
5.800%, 05/15/2018	400,000	367,267
Wells Fargo & Co.
5.300%, 08/26/2011	275,000	271,979
Western Financial Bank Irvine California
9.625%, 05/15/2012	900,000	839,727
Total Finance		30,551,734

INDUSTRIALS (15.5%)
Abbott Laboratories
5.150%, 11/30/2012	1,125,000	1,138,976
Amgen Inc.
4.000%, 11/18/2009	1,050,000	1,040,373
ArcelorMittal SA Luxembourg
5.375%, 06/01/2013*	1,050,000	992,933
(acquired 05/19/2008; cost $1,047,081)
Caterpillar Financial Services Corp.
4.500%, 06/15/2009	1,000,000	994,365
5.125%, 10/12/2011	1,025,000	1,030,544
Conoco Funding Co.
6.350%, 10/15/2011	1,775,000	1,839,495
Home Depot, Inc.
5.250%, 12/16/2013	1,900,000	1,751,602
John Deere Capital Corp.
5.350%, 01/17/2012	1,125,000	1,128,018
Target Corp.
5.375%, 05/01/2017	1,425,000	1,309,044
Thomson Reuters Corp.
6.500%, 07/15/2018	1,000,000	958,057
Time Warner Cable Inc.
6.750%, 07/01/2018	1,000,000	935,551
United Parcel Service, Inc.
4.500%, 01/15/2013	1,000,000	1,011,787
Walt Disney Co.
4.700%, 12/01/2012	250,000	249,005
Wellpoint, Inc.
4.250%, 12/15/2009	1,000,000	980,593
5.000%, 01/15/2011	1,000,000	994,730
Total Industrials		16,355,073

UTILITIES (1.1%)
MidAmerican Energy Holdings
5.875%, 10/01/2012	1,150,000	1,140,904
Total Utilities		1,140,904

TOTAL CORPORATE BONDS
(cost $53,082,152)		$48,047,711

MORTGAGE PASS-THROUGH SECURITIES (8.2%)
Federal Home Loan Mortgage Corp.
Pool #B14728,
4.500%, 05/01/2019	281,665	276,379
Pool #G18005,
5.000%, 08/01/2019	183,492	183,231
Pool #G18010,
5.500%, 09/01/2019	186,758	189,036
Pool #G18073,
5.000%, 09/01/2020	156,664	155,951
Pool #G01779,
5.000%, 04/01/2035	400,850	391,408
Pool #G02267,
6.500%, 08/01/2036	419,252	430,495
Pool #G02327,
6.500%, 08/01/2036	360,349	370,013
		1,996,513
Federal National Mortgage Association
Pool #357412,
4.500%, 07/01/2018	279,729	275,702
Pool #555872,
5.000%, 11/01/2018	202,287	202,984
Pool #725690,
6.000%, 08/01/2034	863,815	877,824
Pool #807942,
5.500%, 12/01/2034	509,887	509,575
Pool #735394,
6.500%, 02/01/2035	109,030	112,468
Pool #824940,
5.500%, 06/01/2035	320,914	320,517
Pool #255813,
5.000%, 08/01/2035	802,457	783,303
Pool #255842,
5.000%, 09/01/2035	272,657	266,149
Pool #735896,
6.000%, 09/01/2035	329,746	334,526
Pool #735897,
5.500%, 10/01/2035	467,260	466,682
Pool #256022,
5.500%, 12/01/2035	1,043,208	1,041,919
Pool #745283,
5.500%, 01/01/2036	374,218	373,755
Pool #745275,
5.000%, 02/01/2036	385,642	376,438
Pool #898428,
6.000%, 10/01/2036	339,606	344,424
Pool #888029,
6.000%, 12/01/2036	400,484	406,166
		6,692,432

TOTAL MORTGAGE PASS-THROUGH SECURITIES
(cost $8,698,632)		$8,688,945

P / 26

U.S. GOVERNMENT AGENCY (17.0%)
Federal Home Loan Bank
4.000%, 11/13/2009	400,000	$403,654
4.625%, 10/10/2012	75,000	76,690
5.625%, 06/13/2016	1,250,000	1,148,002
		1,628,346
Federal Home Loan Mortgage Corp.
5.250%, 07/18/2011	500,000	525,283
5.750%, 01/15/2012	250,000	267,127
5.500%, 08/20/2012	500,000	530,209
4.500%, 07/15/2013	2,700,000	2,769,044
4.750%, 01/19/2016	500,000	508,005
5.250%, 04/18/2016	2,000,000	2,090,656
5.125%, 11/17/2017	1,500,000	1,548,574
4.875%, 06/13/2018	2,500,000	2,538,660
		10,777,558
Federal National Mortgage Association
3.250%, 02/10/2010	500,000	500,716
6.000%, 05/15/2011	2,000,000	2,136,394
5.375%, 11/15/2011	1,000,000	1,057,558
4.375%, 03/15/2013	150,000	153,107
5.375%, 07/15/2016	750,000	789,182
5.240%, 08/07/2018	805,000	813,375
		5,450,332

TOTAL U.S. GOVERNMENT AGENCY
(cost $17,643,016)		$17,856,236

U.S. TREASURY NOTES (19.8%)
3.625%, 01/15/2010	650,000	665,032
6.500%, 02/15/2010	750,000	797,520
3.875%, 05/15/2010	500,000	516,563
2.875%, 06/30/2010	2,400,000	2,440,313
4.875%, 04/30/2011	2,300,000	2,462,079
4.500%, 03/31/2012	1,000,000	1,064,219
4.625%, 07/31/2012	750,000	803,789
3.125%, 04/30/2013	2,000,000	2,017,814
3.500%, 05/31/2013	1,125,000	1,152,950
4.250%, 08/15/2013	1,250,000	1,327,246
4.000%, 02/15/2014	1,300,000	1,366,728
4.750%, 05/15/2014	1,250,000	1,365,626
4.250%, 11/15/2014	1,300,000	1,383,993
4.000%, 02/15/2015	1,000,000	1,050,469
4.250%, 08/15/2015	750,000	793,066
4.500%, 02/15/2016	1,300,000	1,386,126
4.625%, 11/15/2016	250,000	266,563

TOTAL U.S. TREASURY NOTES
(cost $20,105,522)		$20,860,096

TOTAL DEBT SECURITIES
(cost $104,875,866)		$100,751,323

SHORT-TERM INVESTMENTS (3.2%)

COMMERCIAL PAPER (3.1%)
Wisconsin Energy Corp.
6.50%, 10/01/2008	3,286,000	3,286,000

VARIABLE RATE DEMAND NOTES** (0.1%)
Wisconsin Corp. Central Credit Union
4.99%	52,259	52,259

TOTAL SHORT-TERM INVESTMENTS
(cost $3,338,259)		$3,338,259

TOTAL INVESTMENTS (98.8%)
(cost $108,214,125)		$104,089,582

OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)		1,253,025
NET ASSETS (100.0%)		$105,342,607

* Rule 144A security (with registration rights)

** The variable rate securities are subject to a demand feature, which reduces the remaining maturity.

‡ Defaulted Security

The accompanying notes are an integral part of these financial statements.

P / 27

Statements of Assets and Liabilities

Rainier Funds
September 30, 2008 (Unaudited)

	LARGE CAP EQUITY PORTFOLIO	MID CAP EQUITY PORTFOLIO	SMALL/MID CAP EQUITY PORTFOLIO
ASSETS
Investments in securities, at cost (Note 2)	$1,396,626,626	$862,069,333	$4,443,069,080
Investments in securities, at value (Note 2)	$1,317,848,249	$761,271,160	$4,151,943,384
Cash	-	-	9,120
Receivables
Investment securities sold	7,333,393	10,102,990	104,131,709
Dividends and interest	1,125,479	655,650	3,757,268
Fund shares sold	14,130,835	1,100,372	4,797,707
Due from Investment Advisor	-	-	-
Prepaid expenses	47,076	36,779	201,015
Total assets	1,340,485,032	773,166,951	4,264,840,203

LIABILITIES
Payables
Investment securities purchased	12,418,695	8,009,288	48,142,036
Fund shares redeemed	3,974,829	1,964,801	8,429,484
Distributions to shareholders	-	-	-
Due to Investment Advisor (Note 3)	822,823	548,623	3,183,645
Due under Distribution Plan - Original Shares (Note 7)	148,854	99,855	566,144
Accrued expenses	170,657	110,936	851,048
Deferred trustees compensation (Note 3)	170,441	18,339	307,289
Total liabilities	17,706,299	10,751,842	61,479,646
Net assets	$1,322,778,733	$762,415,109	$4,203,360,557

COMPONENTS OF NET ASSETS
Paid-in capital	$1,464,092,037	$907,159,154	$4,767,881,774
Accumulated undistributed net investment income (loss)	4,356,390	(79,829)	(6,764,876)
Accumulated undistributed net realized gain (loss) on investments	(66,891,317)	(43,866,043)	(266,630,645)
Net unrealized depreciation on investments	(78,778,377)	(100,798,173)	(291,125,696)
Net assets	$1,322,778,733	$762,415,109	$4,203,360,557

Original Shares
Net assets applicable to shares outstanding	$688,242,931	$487,401,651	$2,534,566,636
Shares outstanding	29,619,922	14,268,096	85,149,978
Net asset value, offering and redemption price per share	$23.24	$34.16	$29.77
Institutional Shares
Net assets applicable to shares outstanding	$634,535,802	$275,013,458	$1,668,793,921
Shares outstanding	27,131,515	7,993,212	55,031,894
Net asset value, offering and redemption price per share	$23.39	$34.41	$30.32

P / 28

	BALANCED PORTFOLIO	INTERMEDIATE FIXED INCOME PORTFOLIO
ASSETS
Investments in securities, at cost (Note 2)	$79,895,737	$108,214,125
Investments in securities, at value (Note 2)	$78,879,225	$104,089,582
Cash	-	-
Receivables
Investment securities sold	292,575	-
Dividends and interest	422,375	1,322,522
Fund shares sold	391,442	391,659
Due from Investment Advisor	-	12,134
Prepaid expenses	15,655	13,053
Total assets	80,001,272	105,828,950

LIABILITIES
Payables
Investment securities purchased	505,587	-
Fund shares redeemed	129,314	2,772
Distributions to shareholders	367,404	380,680
Due to Investment Advisor (Note 3)	48,549	44,864
Due under Distribution Plan - Original Shares (Note 7)	12,647	8,973
Accrued expenses	15,963	16,195
Deferred trustees compensation (Note 3)	44,925	32,859
Total liabilities	1,124,389	486,343
Net assets	$78,876,883	$105,342,607

COMPONENTS OF NET ASSETS
Paid-in capital	$79,504,292	$110,877,056
Accumulated undistributed net investment income (loss)	(7,055)	(1,118)
Accumulated undistributed net realized gain (loss) on investments	396,158	(1,408,788)
Net unrealized depreciation on investments	(1,016,512)	(4,124,543)
Net assets	$78,876,883	$105,342,607

Original Shares
Net assets applicable to shares outstanding	$58,160,614	$105,342,607
Shares outstanding	4,087,577	8,803,771
Net asset value, offering and redemption price per share	$14.23	$11.97
Institutional Shares
Net assets applicable to shares outstanding	$20,716,269	-
Shares outstanding	1,447,512	-
Net asset value, offering and redemption price per share	$14.31	-

The accompanying notes are an integral part of these financial statements.

P / 29

Statements of Operations

Rainier Funds
For the six-month period ending September 30, 2008 (Unaudited)

	LARGE CAP EQUITY PORTFOLIO	MID CAP EQUITY PORTFOLIO	SMALL/MID CAP EQUITY PORTFOLIO
INVESTMENT INCOME
Income
Dividends, net of foreign tax withholding of $149,420, $0, $0, $7,759, and $0, respectively	$8,418,205	$3,647,676	$19,342,434
Interest	645,928	311,045	681,479
Total income	9,064,133	3,958,721	20,023,913

Expenses
Investment advisory fees (Note 3)	4,760,059	3,183,653	21,369,100
Distribution fees - Original Shares (Note 7)	902,300	544,989	3,833,255
Administration fees* (Note 3)	237,734	151,023	990,406
Reports to shareholders	28,992	34,748	195,796
Registration expense	43,348	39,462	41,053
Audit fees	8,547	7,356	39,700
Trustee fees	2,393	9,151	20,545
Legal fees	6,963	3,954	41,364
Transfer Agent fees	19,944	61,706	76,756
Miscellaneous expense	24,544	16,551	99,610
Total expenses	6,034,824	4,052,593	26,707,585
Less: fees waived and expenses absorbed (Note 3)	-	-	-
Net expenses	6,034,824	4,052,593	26,707,585
Net investment income (loss)	3,029,309	(93,872)	(6,683,672)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(61,062,393)	(35,627,121)	(88,071,959)
Net change in unrealized depreciation on investments	(165,116,584)	(87,664,088)	(497,166,022)
Net loss on investments	(226,178,977)	(123,291,209)	(585,237,981)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(223,149,668)	$(123,385,081)	$(591,921,653)

* Includes administrator, transfer agent, fund accounting and custody fees.

P / 30

	BALANCED PORTFOLIO	INTERMEDIATE FIXED INCOME PORTFOLIO
INVESTMENT INCOME
Income
Dividends, net of foreign tax withholding of $149,420, $0, $0, $7,759, and $0, respectively	$399,458	$-
Interest	848,643	2,490,340
Total income	1,248,101	2,490,340

Expenses
Investment advisory fees (Note 3)	327,645	267,456
Distribution fees - Original Shares (Note 7)	85,729	53,491
Administration fees* (Note 3)	16,939	20,301
Reports to shareholders	2,263	724
Registration expense	16,050	12,503
Audit fees	2,894	3,148
Trustee fees	120	839
Legal fees	570	438
Transfer Agent fees	60	376
Miscellaneous expense	1,919	1,755
Total expenses	454,189	361,031
Less: fees waived and expenses absorbed (Note 3)	-	(69,421)
Net expenses	454,189	291,610
Net investment income (loss)	793,912	2,198,730

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(767,551)	(59,891)
Net change in unrealized depreciation on investments	(10,196,731)	(6,365,139)
Net loss on investments	(10,964,282)	(6,425,030)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,170,370)	$(4,226,300)

The accompanying notes are an integral part of these financial statements.

P / 31

Statements of Changes in Net Assets

Rainier Funds
September 30, 2008 (Unaudited)

	LARGE CAP EQUITY PORTFOLIO 9/30/08 (UNAUDITED)	LARGE CAP EQUITY PORTFOLIO 3/31/08	MID CAP EQUITY PORTFOLIO 9/30/08 (UNAUDITED)	MID CAP EQUITY PORTFOLIO 3/31/08
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$3,029,309	$3,653,977	$(93,872)	$(1,376,873)
Net realized gain (loss) on investments	(61,062,393)	43,232,794	(35,627,121)	8,900,646
Net change in unrealized appreciation (depreciation) on investments	(165,116,584)	(41,653,862)	(87,664,088)	(26,939,398)
Increase (decrease) in net assets resulting from operations	(223,149,668)	5,232,909	(123,385,081)	(19,415,625)
Distributions to shareholders
From net investment income
Original shares	-	(2,370,226)	-	-
Institutional shares	-	(2,291,316)	-	-
From net realized gain on investments sold
Original shares	-	(45,124,678)	-	(10,326,502)
Institutional shares	-	(28,756,659)	-	(8,014,151)
From return of capital
Original shares	-	-	-	(115,800)
Institutional shares	-	-	-	(89,869)
Decrease in net assets from distributions	-	(78,542,879)	-	(18,546,322)
Capital share transactions
Proceeds from shares sold
Original shares	283,427,395	320,976,920	288,750,309	447,281,279
Institutional shares	323,467,016	232,929,412	60,366,322	206,648,437
Proceeds from shares reinvested
Original shares	-	46,085,461	-	10,388,237
Institutional shares	-	23,982,846	-	7,691,609
Cost of shares redeemed
Original shares	(113,886,442)	(106,802,549)	(63,341,805)	(169,865,415)
Institutional shares	(40,182,299)	(49,509,389)	(23,844,565)	(36,053,618)
Net increase (decrease) from capital share transactions	452,825,670	467,662,701	261,930,261	466,090,529
Net increase (decrease) in net assets	229,676,002	394,352,731	138,545,180	428,128,582

NET ASSETS
Beginning of period	1,093,102,731	698,750,000	623,869,929	195,741,347
End of period	$1,322,778,733	$1,093,102,731	$762,415,109	$623,869,929
Undistributed net investment income (loss)	$4,356,390	$1,327,081	$(79,829)	$14,043
Original Shares
Shares sold	10,573,585	10,521,035	7,226,482	10,408,153
Shares issued on reinvestment of distributions	-	1,576,110	-	243,970
Shares redeemed	(4,360,948)	(3,592,500)	(1,612,509)	(4,069,371)
Net increase (decrease) in shares outstanding	6,212,637	8,504,645	5,613,973	6,582,752
Institutional Shares
Shares sold	12,046,663	7,797,943	1,463,004	4,775,445
Shares issued on reinvestment of distributions	-	816,576	-	179,710
Shares redeemed	(1,498,315)	(1,635,092)	(594,046)	(852,646)
Net increase in shares outstanding	10,548,348	6,979,427	868,958	4,102,509

The accompanying notes are an integral part of these financial statements.

P / 32

	SMALL/MID CAP EQUITY PORTFOLIO 9/30/08 (UNAUDITED)	SMALL/MID CAP EQUITY PORTFOLIO 3/31/08	BALANCED PORTFOLIO 9/30/08 (UNAUDITED)	BALANCED PORTFOLIO 3/31/08
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$(6,683,672)	$(23,620,233)	$793,912	$1,686,551
Net realized gain (loss) on investments	(88,071,959)	363,975,478	(767,551)	7,695,986
Net change in unrealized appreciation (depreciation) on investments	(497,166,022)	(503,081,929)	(10,196,731)	(5,014,903)
Increase (decrease) in net assets resulting from operations	(591,921,653)	(162,726,684)	(10,170,370)	4,367,634
Distributions to shareholders
From net investment income
Original shares	-	-	(559,892)	(1,199,347)
Institutional shares	-	-	(230,162)	(461,387)
From net realized gain on investments sold
Original shares	-	(405,039,935)	-	(8,712,297)
Institutional shares	-	(221,439,304)	-	(2,893,261)
From return of capital
Original shares	-	(2,207,090)	-	-
Institutional shares	-	(1,206,638)	-	-
Decrease in net assets from distributions	-	(629,892,967)	(790,054)	(13,266,292)
Capital share transactions
Proceeds from shares sold
Original shares	209,008,793	916,333,248	2,998,420	10,030,840
Institutional shares	218,238,042	733,729,470	705,991	2,166,374
Proceeds from shares reinvested
Original shares	-	398,751,302	559,104	9,888,497
Institutional shares	-	205,100,491	230,163	3,354,649
Cost of shares redeemed
Original shares	(330,069,933)	(735,630,153)	(9,883,032)	(13,732,755)
Institutional shares	(140,020,897)	(360,388,938)	(2,355,323)	(3,151,963)
Net increase (decrease) from capital share transactions	(42,843,995)	1,157,895,420	(7,744,677)	8,555,642
Net increase (decrease) in net assets	(634,765,648)	365,275,769	(18,705,101)	(343,016)

NET ASSETS
Beginning of period	4,838,126,205	4,472,850,436	97,581,984	97,925,000
End of period	$4,203,360,557	$4,838,126,205	$78,876,883	$97,581,984
Undistributed net investment income (loss)	$(6,764,876)	$(81,204)	$(7,055)	$(10,913)
Original Shares
Shares sold	5,917,257	21,877,753	184,840	553,101
Shares issued on reinvestment of distributions	-	10,582,572	36,831	584,691
Shares redeemed	(9,566,325)	(18,706,915)	(612,916)	(765,972)
Net increase (decrease) in shares outstanding	(3,649,068)	13,753,410	(391,245)	371,820
Institutional Shares
Shares sold	6,089,246	17,937,267	42,377	119,123
Shares issued on reinvestment of distributions	-	5,353,706	15,070	197,080
Shares redeemed	(4,007,294)	(9,015,229)	(152,941)	(171,050)
Net increase (decrease) in shares outstanding	2,081,952	14,275,744	(95,494)	145,153

The accompanying notes are an integral part of these financial statements.

P / 33

Statements of Changes in Net Assets

Rainier Funds
September 30, 2008 (Unaudited)

	INTERMEDIATE FIXED INCOME PORTFOLIO 9/30/08 (UNAUDITED)	INTERMEDIATE FIXED INCOME PORTFOLIO 3/31/08
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$2,198,730	$3,371,241
Net realized gain (loss) on investments	(59,891)	(553,167)
Net change in unrealized appreciation (depreciation) on investments	(6,365,139)	2,476,193
Increase (decrease) in net assets resulting from operations	(4,226,300)	5,294,267
Distributions to shareholders
From net investment income
Original shares	(2,189,502)	(3,371,727)
From net realized gain on investments sold
Original shares	-	-
Decrease in net assets from distributions	(2,189,502)	(3,371,727)
Capital share transactions
Proceeds from shares sold
Original shares	12,152,154	40,643,466
Proceeds from shares reinvested
Original shares	2,151,536	3,286,179
Cost of shares redeemed
Original shares	(5,849,370)	(9,871,045)
Net increase (decrease) from capital share transactions	8,454,320	34,058,600
Net increase (decrease) in net assets	2,038,518	35,981,140

NET ASSETS
Beginning of period	103,304,089	67,322,949
End of period	$105,342,607	$103,304,089
Undistributed net investment income (loss)	$(1,118)	$(10,346)
Original Shares
Shares sold	971,261	3,216,280
Shares issued on reinvestment of distributions	173,866	263,478
Shares redeemed	(471,236)	(789,063)
Net increase in shares outstanding	673,891	2,690,695

The accompanying notes are an integral part of these financial statements.

P / 34

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P / 35

Financial Highlights

The financial highlights tables are intended to help you understand each Portfolio’s financial performance for the past five years and since inception for the Mid Cap Equity Portfolio. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Rainier Funds
For a capital share outstanding throughout the period

LARGE CAP EQUITY PORTFOLIO - ORIGINAL SHARES Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2008 (Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$27.27		$28.46	$28.00	$23.99	$22.23	$16.76
Income from investment operations
Net investment income	0.05	*	0.09 *	0.08 *	0.07	0.12	0.02
Net realized and unrealized gain on investments	(4.08)		1.08	2.49	4.06	1.66	5.46
Total from investment operations	(4.03)		1.17	2.57	4.13	1.78	5.48
Less distributions
From net investment income	-		(0.12)	(0.07)	(0.12)	(0.02)	(0.01)
From net realized gain	-		(2.24)	(2.04)	-	-	-
Total distributions	-		(2.36)	(2.11)	(0.12)	(0.02)	(0.01)
Net asset value, end of period	$23.24		$27.27	$28.46	$28.00	$23.99	$22.23
Total return	(14.81	%)†	3.57%	9.26%	17.23%	8.00%	32.70%
Ratios/supplemental data
Net assets, end of period (millions)	$688.2		$638.4	$424.2	$413.6	$359.7	$366.5
Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.06	%‡	1.07%	1.07%	1.13%	1.14%	1.16%
After fees waived and expenses absorbed	n/a		n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.37	%‡	0.30%	0.29%	0.25%	0.48%	0.08%
Portfolio turnover rate	49.98	%†	86.61%	85.85%	71.30%	81.71%	82.83%

*Computed using the average shares method.
†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.
P / 36

Rainier Funds
For a capital share outstanding throughout the period

MID CAP EQUITY PORTFOLIO - ORIGINAL SHARES Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2008 (Unaudited)		2008	2007	12/27/05+ 2006		2005	2004
Net asset value, beginning of period	$39.43		$38.36	$33.47	$30.00		-	-
Income from investment operations
Net investment income (loss)	(0.02)		(0.16)*	(0.08)*	-		-	-
Net realized and unrealized gain on investments	(5.25)		2.48	5.06	3.47		-	-
Total from investment operations	(5.27)		2.32	4.98	3.47		-	-
Less distributions
From net investment income	-		-	-	-		-	-
From net realized gain	-		(1.24)	(0.09)	-		-	-
From return of capital	-		(0.01)	-	-		-	-
Total distributions	-		(1.25)	(0.09)	-		-	-
Net asset value, end of period	$34.16		$39.43	$38.36	$33.47		-	-
Total return	(13.37	%)†	5.81%	14.90%	11.57	%†	-	-
Ratios/supplemental data
Net assets, end of period (millions)	$487.4		$341.3	$79.5	$0.48		-	-
Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	1.19	%‡	1.19%	1.28%	5.37	%‡	-	-
After fees waived and expenses absorbed	n/a		n/a	1.32%	1.35	%‡	-	-
Ratio of net investment loss to average net assets, after fees waived and expenses absorbed	(0.12	%)‡	(0.38%)	(0.22%)	(0.38	%)‡	-	-
Portfolio turnover rate	52.32	%†	111.93%	92.76%	35.86	%†	-	-
+Inception date December 27, 2005

*Computed using the average shares method.
†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 37

Financial Highlights

Rainier Funds
For a capital share outstanding throughout the period

SMALL/MID CAP EQUITY PORTFOLIO - ORIGINAL SHARES Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2008 (Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$33.91		$39.16	$37.78	$29.02	$26.93	$17.17
Income from investment operations
Net investment loss	(0.06)		(0.20)	(0.14)	(0.12)*	(0.06)	(0.12)
Net realized and unrealized gain (loss) on investments	(4.08)		(0.09)	2.88	9.87	3.20	9.88
Total from investment operations	(4.14)		(0.29)	2.74	9.75	3.14	9.76
Less distributions
From net investment income	-		-	-	-	-	-
From net realized gain	-		(4.93)	(1.36)	(0.99)	(1.05)	-
From return of capital	-		(0.03)	-	-	-	-
Total distributions	-		(4.96)	(1.36)	(0.99)	(1.05)	-
Net asset value, end of period	$29.77		$33.91	$39.16	$37.78	$29.02	$26.93
Total return	(12.21	%)†	(2.01%)	7.45%	34.04%	11.71%	56.84%
Ratios/supplemental data
Net assets, end of period (millions)	$2,534.6		$3,011.3	$2,938.8	$2,322.8	$651.8	$318.6
Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.16	%‡	1.16%	1.18%	1.21%	1.25%	1.28%
After fees waived and expenses absorbed	n/a		n/a	n/a	n/a	n/a	n/a
Ratio of net investment loss to average net assets, after fees waived and expenses absorbed	(0.31	%)‡	(0.53%)	(0.40%)	(0.38%)	(0.40%)	(0.59%)
Portfolio turnover rate	57.80	%†	107.61%	91.93%	94.10%	114.78%	134.41%

*Computed using the average shares method.
†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 38

Rainier Funds
For a capital share outstanding throughout the period

BALANCED PORTFOLIO - ORIGINAL SHARES Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2008 (Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$16.18		$17.77	$17.94	$17.03	$16.54	$13.86
Income from investment operations
Net investment income	0.13		0.29	0.27	0.22	0.22	0.17
Net realized and unrealized gain (loss) on investments	(1.95)		0.57	1.14	1.66	0.49	2.69
Total from investment operations	(1.82)		0.86	1.41	1.88	0.71	2.86
Less distributions
From net investment income	(0.13)		(0.29)	(0.28)	(0.22)	(0.22)	(0.18)
From net realized gain	-		(2.16)	(1.30)	(0.75)	-	-
Total distributions	(0.13)		(2.45)	(1.58)	(0.97)	(0.22)	(0.18)
Net asset value, end of period	$14.23		$16.18	$17.77	$17.94	$17.03	$16.54
Total return	(11.28	%)†	4.38%	8.00%	11.19%	4.32%	20.75%
Ratios/supplemental data
Net assets, end of period (millions)	$58.2		$72.5	$73.0	$100.4	$105.2	$127.8
Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	1.04	%‡	1.05%	1.06%	1.18%	1.21%	1.19%
After fees waived and expenses absorbed or recouped	n/a		n/a	1.08%	1.19%	1.19%	1.19%
Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	1.63	%‡	1.60%	1.48%	1.22%	1.27%	1.19%
Portfolio turnover rate	39.42	%†	68.22%	73.27%	63.77%	68.55%	82.41%

†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 39

Financial Highlights

Rainier Funds
For a capital share outstanding throughout the period

INTERMEDIATE FIXED INCOME PORTFOLIO - ORIGINAL SHARES Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2008 (Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$12.71		$12.38	$12.18	$12.45	$13.10	$13.11
Income from investment operations
Net investment income	0.26		0.54	0.51	0.46	0.43	0.45
Net realized and unrealized gain (loss) on investments	(0.74)		0.33	0.20	(0.27)	(0.56)	0.21
Total from investment operations	(0.48)		0.87	0.71	0.19	(0.13)	0.66
Less distributions
From net investment income	(0.26)		(0.54)	(0.51)	(0.46)	(0.43)	(0.45)
From net realized gain	-		-	-	-	(0.09)	(0.22)
Total distributions	(0.26)		(0.54)	(0.51)	(0.46)	(0.52)	(0.67)
Net asset value, end of period	$11.97		$12.71	$12.38	$12.18	$12.45	$13.10
Total return	(3.86	%)†	7.19%	5.91%	1.56%	(1.02%)	5.10%
Ratios/supplemental data
Net assets, end of period (millions)	$105.3		$103.3	$67.3	$52.6	$57.7	$55.3
Ratio of expenses to average net assets
Before fees waived and expenses absorbed	0.68	%‡	0.69%	0.73%	0.86%	0.87%	0.91%
After fees waived and expenses absorbed	0.55	%‡	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets, after fees waived and expenses absorbed	4.12	%‡	4.38%	4.20%	3.69%	3.35%	3.41%
Portfolio turnover rate	12.05	%†	36.87%	42.97%	43.45%	53.85%	55.34%

†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.
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Financial Highlights

Rainier Funds
For a capital share outstanding throughout the period

LARGE CAP EQUITY PORTFOLIO - INSTITUTIONAL SHARES Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2008 (Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$27.42		$28.59	$28.05	$24.04	$22.26	$16.80
Income from investment operations
Net investment income	0.08	*	0.17 *	0.16 *	0.14	0.17	0.07
Net realized and unrealized gain (loss) on investments	(4.11)		1.09	2.52	4.05	1.68	5.47
Total from investment operations	(4.03)		1.26	2.68	4.19	1.85	5.54
Less distributions
From net investment income	-		(0.18)	(0.10)	(0.18)	(0.07)	(0.08)
From net realized gain	-		(2.25)	(2.04)	-	-	-
Total distributions	-		(2.43)	(2.14)	(0.18)	(0.07)	(0.08)
Net asset value, end of period	$23.39		$27.42	$28.59	$28.05	$24.04	$22.26
Total return	(14.70	%)†	3.83%	9.61%	17.47%	8.33%	32.99%
Ratios/supplemental data
Net assets, end of period (millions)	$634.5		$454.7	$274.6	$197.8	$163.5	$136.1
Ratio of expenses to average net assets
Before fees waived and expenses absorbed	0.81	%‡	0.82%	0.82%	0.88%	0.89%	0.91%
After fees waived and expenses absorbed	n/a		n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.62	%‡	0.55%	0.56%	0.50%	0.74%	0.33%
Portfolio turnover rate	49.98	%†	86.61%	85.85%	71.30%	81.71%	82.83%

*Computed using the average shares method.
†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.

P / 42

Rainier Funds
For a capital share outstanding throughout the period

MID CAP EQUITY PORTFOLIO - INSTITUTIONAL SHARES Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2008 (Unaudited)		2008	2007	12/27/05+ 2006		2005	2004
Net asset value, beginning of period	$39.67		$38.48	$33.49	$30.00		-	-
Income from investment operations
Net investment income (loss)	0.02		(0.05)*	0.01 *	-		-	-
Net realized and unrealized gain on investments	(5.28)		2.49	5.07	3.49		-	-
Total from investment operations	(5.26)		2.44	5.08	3.49		-	-
Less distributions
From net investment income	-		-	-	-		-	-
From net realized gain	-		(1.24)	(0.09)	-		-	-
From return of capital	-		(0.01)	-	-		-	-
Total distributions	-		(1.25)	(0.09)	-		-	-
Net asset value, end of period	$34.41		$39.67	$38.48	$33.49		-	-
Total return	(13.28	%)†	6.10%	15.19%	11.63	%†	-	-
Ratios/supplemental data
Net assets, end of period (millions)	$275.0		$282.6	$116.3	$3.4		-	-
Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	0.94	%‡	0.94%	1.03%	5.14	%‡	-	-
After fees waived and expenses absorbed or recouped	n/a		n/a	1.07%	1.10	%‡	-	-
Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed or recouped	0.13	%‡	(0.13%)	0.02%	(0.12	%)‡	-	-
Portfolio turnover rate	52.32	%†	111.93%	92.76%	35.86	%†	-	-

+Inception date December 27, 2005

*Computed using the average shares method.
†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

Rainier Funds
For a capital share outstanding throughout the period

SMALL/MID CAP EQUITY PORTFOLIO - INSTITUTIONAL SHARES Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2008 (Unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$34.50		$39.67	$38.15	$29.23	$27.05	$17.20
Income from investment operations
Net investment loss	(0.0	1)*	(0.09)	(0.04)	(0.04)*	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	(4.17)		(0.12)	2.92	9.95	3.25	9.88
Total from investment operations	(4.18)		(0.21)	2.88	9.91	3.23	9.85
Less distributions
From net investment income	-		-	-	-	-	-
From net realized gain	-		(4.93)	(1.36)	(0.99)	(1.05)	-
From return of capital	-		(0.03)	-	-	-	-
Total distributions	-		(4.96)	(1.36)	(0.99)	(1.05)	-
Net asset value, end of period	$30.32		$34.50	$39.67	$38.15	$29.23	$27.05
Total return	(12.09	%)†	(1.78%)	7.75%	34.34%	11.99%	57.27%
Ratios/supplemental data
Net assets, end of period (millions)	$1,668.8		$1,826.9	$1,534.1	$839.7	$239.9	$78.7
Ratio of expenses to average net assets
Before fees waived and expenses absorbed	0.91	%‡	0.91%	0.93%	0.96%	1.00%	1.03%
After fees waived and expenses absorbed	n/a		n/a	n/a	n/a	n/a	n/a
Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed	(0.06	%)‡	(0.28%)	(0.13%)	(0.13%)	(0.13%)	(0.34%)
Portfolio turnover rate	57.80	%†	107.61%	91.93%	94.10%	114.78%	134.41%

*Computed using the average shares method.
†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.

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Rainier Funds
For a capital share outstanding throughout the period

BALANCED PORTFOLIO - INSTITUTIONAL SHARES Fiscal year ending March 31,

	6 Months Ending Sept. 30, 2008 (Unaudited)	2008	2007	2006	2005	2004
Net asset value, beginning of period	$16.27	$17.86	$18.03	$17.11	$16.62	$13.93
Income from investment operations
Net investment income	0.16	0.34	0.32	0.26	0.26	0.40
Net realized and unrealized gain (loss) on investments	(1.97)	0.56	1.13	1.68	0.49	2.51
Total from investment operations	(1.81)	0.90	1.45	1.94	0.75	2.91
Less distributions
From net investment income	(0.15)	(0.33)	(0.32)	(0.27)	(0.26)	(0.22)
From net realized gain	-	(2.16)	(1.30)	(0.75)	-	-
Total distributions	(0.15)	(2.49)	(1.62)	(1.02)	(0.26)	(0.22)
Net asset value, end of period	$14.31	$16.27	$17.86	$18.03	$17.11	$16.62
Total return	(11.16%)†	4.61%	8.24%	11.46%	4.57%	21.02%
Ratios/supplemental data
Net assets, end of period (millions)	$20.7	$25.1	$25.0	$22.9	$12.9	$11.6
Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	0.79%‡	0.80%	0.81%	0.93%	0.96%	0.94%
After fees waived and expenses absorbed or recouped	n/a	n/a	0.83%	0.94%	0.94%	0.94%
Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	1.88%‡	1.85%	1.75%	1.50%	1.54%	1.44%
Portfolio turnover rate	39.42%†	68.22%	73.27%	63.77%	68.55%	82.41%

†Not annualized.
‡Annualized.

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

Rainier Funds
September 30, 2008 (Unaudited)

NOTE 1. ORGANIZATION
Rainier Investment Management Mutual Funds (d.b.a. Rainier Funds) (the “Trust”) was organized as a statutory trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust consists of five separate series of portfolios: Large Cap Equity Portfolio, Mid Cap Equity Portfolio, Small/Mid Cap Equity Portfolio, Balanced Portfolio and Intermediate Fixed Income Portfolio (each a “Fund” and collectively the “Funds”).

The Large Cap Equity Portfolio, Mid Cap Equity Portfolio and Small/Mid Cap Equity Portfolio seek to maximize long-term capital appreciation. The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Intermediate Fixed Income Portfolio seeks to provide investors with current income.

Each Fund (except the Intermediate Fixed Income Portfolio) offers two classes of shares: Original Shares and Institutional Shares. The Original and Institutional class in each Fund represent an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Original Shares are subject to an annual distribution fee as described in Note 7. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class. The Trust is authorized to issue an unlimited number of shares of each Fund and Class, with $0.01 par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A) Security Valuation. The Funds invest in a range of securities, generally including equities and debt securities. Equity securities are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Debt securities are valued by an independent pricing service using valuation methods that approximate market value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Where quotations are available, debt securities are generally valued at the mean between the last bid and asked prices. Debt securities and short-term investments with 60 days or less remaining to maturity are valued on an amortized cost basis.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. There were no such securities held at September 30, 2008.

B) Security Transactions, Dividends, Interest and Distributions. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

C) Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

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On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Funds’ sole tax jurisdiction is Federal. As of March 31, 2008, open Federal tax years subject to examination included the tax years ended March 31, 2005, through 2008. The Portfolios have adopted FIN 48 and as of March 31, 2008, the Portfolios did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

D) Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E) Indemnification Obligations. Under the Funds’ organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

NOTE 3. COMMITMENTS, OTHER RELATED-PARTY TRANSACTIONS AND OTHER AGREEMENTS
A) Investment Management Agreement. The Trust, on behalf of the Funds, has entered into an investment management agreement with Rainier Investment Management, Inc. (the “Investment Advisor”). Under the terms of the agreement, the Trust will pay an investment advisory fee equal to the following annual percentages of average daily net assets:

Large Cap Equity Portfolio	0.75%
Mid Cap Equity Portfolio	0.85%
Small/Mid Cap Equity Portfolio	0.85%
Balanced Portfolio	0.70%
Intermediate Fixed Income Portfolio	0.50%

B) Fee and Expense Waivers. Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the advisory fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio’s average annual net assets.

Although not required to do so, the Investment Advisor has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels:

Large Cap Equity	1.04%
Mid Cap Equity	1.10%
Small/Mid Cap Equity	1.23%
Balanced	0.94%
Intermediate Fixed Income	0.45%

Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement.

These percentages are based on the average daily net assets of the Funds and exclude Rule 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and sales charges. This agreement has a one-year term, renewable at the end of each fiscal year. The agreement may be terminated by the Funds or Investment Advisor with 60 days’ written notice.

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Notes to Financial Statements

Rainier Funds
September 30, 2008 (Unaudited)

Expenses reimbursed by the Investment Advisor may be recouped from the Funds and are subject to the Funds’ ability to effect such reimbursement and remain in compliance with applicable expense limitations. The recoupment period will be limited to three fiscal years from the fiscal year of the reimbursement, and is subject to the Funds’ ability to effect such reimbursement and remain in compliance with applicable expense limitations.

At September 30, 2008, the amounts available for recoupment that have been paid and/or waived by the Advisor on behalf of the Funds are as follows:

Intermediate Fixed Income	$452,384

The Advisor may recapture a portion of the following amounts no later than March 31 of the years stated below:

Intermediate Fixed Income
2009	$169,881
2010	$103,971
2011	$110,150
2012	$ 68,372

C) Omnibus Fee Agreement. The Trust, on behalf of the Funds, has entered into an Omnibus Fee Agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC  (“USBFS”) and U.S. Bank, N.A. USBFS serves as the administrator, transfer agent and fund accountant, and U.S. Bank, N.A. serves as the custodian under this Agreement. For these services, the Funds pay a monthly fee based on the greater of an annual minimum or the annual rate of:

0.05% of first $3 billion of average daily net assets

0.04% of next $1 billion of average daily net assets

0.03% of next $6 billion of average daily net assets

0.02% of average daily net assets over $10 billion.

The Funds will be subject to an annual minimum fee of $650,000, with annual minimum of $25,000 per fund.

D) Other Related Parties. Certain officers and trustees of the Funds are also officers and/or directors of the Investment Advisor. Independent trustees are compensated by the Trust at the total rate of $38,000 per year plus $3,000 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Funds. (If all quarterly meetings are attended, total annual compensation for each independent trustee is $50,000 before travel expenses.)

On December 10, 1998, the Trust approved a Deferred Compensation Plan for trustees (the “Compensation Plan”). Trustees can elect to receive payment in cash or defer payments as provided for in the Compensation Plan. If a trustee elects to defer payment, the Compensation Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value that would have been earned if the account had been invested in a designated investment. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

NOTE 4. INVESTMENT TRANSACTIONS
The aggregate security purchases and sales, other than short-term obligations and U.S. Government securities, for the six months ended September 30, 2008, were as follows:

Fund	Purchases	Sales
Large Cap Equity	$1,069,077,053	$608,713,103
Mid Cap Equity	$615,880,741	$377,511,245
Small/Mid Cap Equity	$2,842,252,737	$2,957,469,720
Balanced	$36,246,128	$43,967,725
Intermediate Fixed Income	$23,324,362	$12,397,235

The Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $4,915,284 and $13,177,841 and sold $3,449,745 and $2,707,360, respectively, of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Large Cap Equity Portfolio, Mid Cap Equity Portfolio and Small/Mid Cap Equity Portfolio.

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NOTE 5. FAIR VALUE OF THE FINANCIAL INSTRUMENTS
In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007. SFAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Funds adopted SFAS 157 effective April 1, 2008. A summary of the fair value hierarchy under SFAS 157 is described below.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following tables provide the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of September 30, 2008. These assets are measured on a recurring basis.

Fund	9/30/2008	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Large Cap Equity Portfolio	$1,317,848,249	$1,271,392,534	$46,455,715	-

Mid Cap Equity Portfolio	$761,271,160	$729,642,160	$31,629,000	-

Small/Mid Cap Equity Portfolio	$4,151,943,384	$4,080,138,861	$71,804,523	-

Balanced Portfolio	$78,879,225	$48,812,012	$30,067,213	-

Intermediate Fixed Income Portfolio	$104,089,582	-	$104,089,582	-

NOTE 6. INCOME TAXES
As of March 31, 2008, the components of distributable accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Equity	Mid Cap Equity	Small/Mid Cap Equity	Balanced	Intermediate Fixed Income
Cost of investments for tax purposes	$1,010,346,040	$639,132,746	$4,667,136,702	$88,398,780	$96,064,649
Gross tax unrealized appreciation	144,940,004	52,567,813	708,738,459	12,618,872	3,010,990
Gross tax unrealized depreciation	(69,256,365)	(70,468,698)	(524,848,369)	(3,922,116)	(770,394)
Net tax unrealized appreciation (depreciation) on investments	75,683,639	(17,900,885)	183,890,090	8,696,756	2,240,596
Undistributed ordinary income	$1,507,518	-	-	$34,348	$27,103
Undistributed long-term capital gains	$4,825,644	-	-	$1,647,172	-
Other accumulated gains (losses)	$(180,437)	$(3,458,079)	$(156,489,654)	$(45,261)	$(1,386,346)
Total accumulated earnings (losses)	$81,836,364	$(21,358,964)	$27,400,436	$10,333,015	$881,353

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Notes to Financial Statements

Rainier Funds
September 30, 2008 (Unaudited)

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or net asset value per share. For the year ended March 31, 2008, the following table shows the reclassifications made:

Fund	Paid-in Capital	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)
Large Cap Equity	-	$(1,819)	$1,819
Mid Cap Equity	$(205,669)	1,395,724	(1,190,055)
Small/Mid Cap Equity	(3,420,975)	23,684,886	(20,263,911)
Balanced	-	(4,307)	4,307
Intermediate Fixed Income	-	420	(420)

The tax components of capital loss carryovers as of March 31, 2008, and tax basis post-October losses as of March 31, 2008, which are not recognized until the first day of the following fiscal year are:

	Large Cap Equity	Mid Cap Equity	Small/Mid Cap Equity	Balanced	Intermediate Fixed Income
2011	-	-	-	-	-
2014	-	-	-	-	$53,459
2015	-	-	-	-	$674,821
2016	-	-	-	-	$114,995
Total	-	-	-	-	$843,275
Post-October Losses	-	$3,447,824	$156,207,918	-	$505,622

The tax composition of distributions paid during the six months ended September 30, 2008 and the year ended March 31, 2008, were as follows:

	Six months ended September 30, 2008			Year ended March 31, 2008
	Ordinary Income	Long-term Capital Gain	Return of Capital	Ordinary Income	Long-term Capital Gain	Return of Capital
Large Cap Equity	-	-	-	$28,370,002	$50,172,877	_
Mid Cap Equity	-	-	-	$17,417,345	$923,308	$205,669
Small/Mid Cap Equity	-	-	-	$253,957,932	$372,521,307	$3,413,728
Balanced	$790,054	-	-	$4,265,055	$9,001,237	_
Intermediate Fixed Income	$2,189,502	-	-	$3,371,727	_	_

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of each Fund related to net capital gain to zero for the tax year ended March 31, 2008.

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NOTE 7. DISTRIBUTION PLAN
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund’s Original Shares’ average daily net assets, except for the Intermediate Fixed Income Portfolio, which is 0.10% of the Fund’s average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. The Institutional Shares of the Large Cap Equity Portfolio, Mid Cap Equity Portfolio, Small/Mid Cap Equity Portfolio and Balanced Portfolio do not pay any distribution fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is paid for its services by the Investment Advisor out of the distribution fees received under the Plan and may be paid out of the Investment Advisor’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

NOTE 8. ACCOUNTING PRONOUNCEMENTS
In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management currently does not expect the impact of the adoption of SFAS 161 to have a material impact on the Funds’ financial statements and related disclosures.

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General Information

Rainier Funds
September 30, 2008 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES
You may obtain a description of the Funds’ proxy voting policies and procedures and voting records, without charge, upon request by contacting the Funds directly at 1-800-248-6314; on the Funds’ website at www.rainierfunds.com; or on the EDGAR Database on the SEC’s website at www.sec.gov.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE
Each Portfolio will file its complete portfolio schedule with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios’ Form N-Qs will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-551-8090.

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Directory of Funds’ Service Providers

Rainier Funds
September 30, 2008 (Unaudited)

INVESTMENT ADVISOR	TRANSFER AGENT AND FUND ACCOUNTANT
Rainier Investment Management, Inc.®	U.S. Bancorp Fund Services, LLC
601 Union Street, Suite 2801	615 East Michigan Street
Seattle, WA 98101	Milwaukee, WI 53202

DISTRIBUTOR	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Quasar Distributors, LLC	KPMG LLP
615 East Michigan Street	355 South Grand Avenue, Suite 2000
Milwaukee, WI 53202	Los Angeles, CA 90071

ADMINISTRATOR	LEGAL COUNSEL
U.S. Bancorp Fund Services, LLC	Paul, Hastings, Janofsky & Walker LLP
2020 East Financial Way, Suite 100	55 Second Street, 24th Floor
Glendora, CA 91741	San Francisco, CA 94105

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

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Index Descriptions

The Standard & Poor’s 500 Index® is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $1.4 to $469.0 billion as of May 31, 2008.

The Russell Midcap® Index is an unmanaged index composed of the equities of companies ranging in value from $1.4 to $19.1 billion as of May 31, 2008.

The Russell Midcap® Growth Index is an unmanaged index composed of the equities of companies ranging in value from $1.4 to $19.1 billion as of May 31, 2008.

The Russell 2500™ Index is an unmanaged index composed of the equities of companies ranging in value from $167 million to $6.8 billion as of May 31, 2008.

The Russell 2500™ Growth Index is an unmanaged index composed of the equities of companies ranging in value from $167 million to $6.8 billion as of May 31, 2008.

The Balanced Index is computed by the Advisor and consists of 60% S&P 500 Index, 35% Lehman U.S. Government/Credit Intermediate Bond Index and 5%
91-Day U.S. Treasury Bill Index. Actual asset allocation of the Balanced Portfolio may vary from the Balanced Index.

The Lehman U.S. Government/Credit Intermediate Bond Index is an unmanaged index composed of all bonds covered by the Lehman U.S. Government/Credit Index with maturities between one and 9.99 years.

The Consumer Price Index (CPI) is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Citigroup 3-Month Treasury Bill Index (91-Day U.S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The indices are not available for investment and do not incur charges or expenses.

601 Union Street, Suite 2801 Seattle, WA 98101
TF. 800.248.6314 www.rainierfunds.com

The Funds’ SEC Investment Company Act file number is 811-8270.

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Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed June 23, 2004.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rainier Investment Management Mutual Funds

By   /s/  John W. O’Halloran
               John W. O’Halloran, Chief Executive Officer and Treasurer

Date     December 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/  John W. O’Halloran
               John W. O’Halloran, Chief Executive Officer and Treasurer

Date     December 3, 2008

By   /s/  John W. O’Halloran
               John W. O’Halloran, Chief Executive Officer and Treasurer

Date     December 3, 2008